AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 83.2%
Common Stocks — 59.6%
Aerospace & Defense — 1.0%
Aerojet Rocketdyne Holdings, Inc.*(a)	22,100	$ 881,569
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	329,518	825,690
Austal Ltd. (Australia)	1,804,897	4,276,773
BAE Systems PLC (United Kingdom)	350,118	2,171,519
BWX Technologies, Inc.	32,500	1,830,075
Curtiss-Wright Corp.	41,800	3,898,268
General Dynamics Corp.	39,100	5,412,613
Huntington Ingalls Industries, Inc.	700	98,525
Lockheed Martin Corp.	128,600	49,289,808
Moog, Inc. (Class A Stock)	8,800	559,064
Northrop Grumman Corp.	107,800	34,009,822
Raytheon Technologies Corp.	839,900	48,327,846
Ultra Electronics Holdings PLC (United Kingdom)	20,847	558,167
Vectrus, Inc.*	25,000	950,000
		153,089,739
Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc.*	12,300	749,070
Cia de Distribucion Integral Logista Holdings SA (Spain)	17,643	302,676
Deutsche Post AG (Germany)	554,149	25,199,055
DSV Panalpina A/S (Denmark)	15,184	2,466,892
Expeditors International of Washington, Inc.	34,000	3,077,680
Forward Air Corp.	2,700	154,926
Hub Group, Inc. (Class A Stock)*	34,500	1,731,727
Hyundai Glovis Co. Ltd. (South Korea)	5,662	696,030
Kerry Logistics Network Ltd. (China)	438,000	792,790
Kintetsu World Express, Inc. (Japan)	74,900	1,589,581
Maruwa Unyu Kikan Co. Ltd. (Japan)	92,700	3,665,750
PostNL NV (Netherlands)*	87,140	266,122
Royal Mail PLC (United Kingdom)	106,376	327,104
SBS Holdings, Inc. (Japan)	133,400	2,783,106
SF Holding Co. Ltd. (China) (Class A Stock)	23,400	282,183
SG Holdings Co. Ltd. (Japan)	73,000	3,787,890
Yamato Holdings Co. Ltd. (Japan)	37,100	975,986
		48,848,568
Airlines — 0.0%
Deutsche Lufthansa AG (Germany)*(a)	114,372	984,713
JET2 PLC (United Kingdom)	280,617	2,426,834
Mesa Air Group, Inc.*	149,000	439,550
SkyWest, Inc.	49,300	1,472,098
		5,323,195
Auto Components — 0.3%
Adient PLC*	403,200	6,987,456
ARB Corp. Ltd. (Australia)	44,112	876,992
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (China) (Class A Stock)	1,300	28,832
Cie Generale des Etablissements Michelin SCA (France)	128,150	13,661,844
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Continental AG (Germany)	13,338	$ 1,441,186
Dana, Inc.	275,800	3,397,856
Dometic Group AB (Sweden), 144A*	328,105	4,064,617
Exedy Corp. (Japan)	90,600	1,177,993
Faurecia SE (France)*	8,613	371,848
Gentex Corp.	55,300	1,423,975
Hankook Tire & Technology Co. Ltd. (South Korea)	33,248	894,003
Hyundai Mobis Co. Ltd. (South Korea)	5,886	1,156,574
Johnson Electric Holdings Ltd. (Hong Kong)	497,000	1,081,067
Koito Manufacturing Co. Ltd. (Japan)	12,000	610,209
Lear Corp.	46,700	5,092,635
NGK Spark Plug Co. Ltd. (Japan)	18,900	329,345
Nifco, Inc. (Japan)	10,500	285,907
Press Kogyo Co. Ltd. (Japan)	159,800	454,229
Toyo Tire Corp. (Japan)	15,000	243,430
Toyota Industries Corp. (Japan)	15,600	985,617
TPR Co. Ltd. (Japan)	226,200	2,748,501
TS Tech Co. Ltd. (Japan)	7,200	203,067
Xinyi Glass Holdings Ltd. (Hong Kong)	220,000	444,682
		47,961,865
Automobiles — 0.4%
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	60,500	24,847
Bajaj Auto Ltd. (India)	9,941	388,654
Bayerische Motoren Werke AG (Germany)	39,312	2,846,737
Daimler AG (Germany)	184,311	9,907,958
Fiat Chrysler Automobiles NV (United Kingdom)*	108,507	1,330,554
Ford Otomotiv Sanayi A/S (Turkey)	38,451	437,368
General Motors Co.	1,125,000	33,288,750
Great Wall Motor Co. Ltd. (China) (Class H Stock)	205,000	262,659
Hero MotoCorp Ltd. (India)	13,319	570,643
Hyundai Motor Co. (South Korea)	13,205	2,010,581
Kia Motors Corp. (South Korea)	84,960	3,405,908
Mazda Motor Corp. (Japan)	69,600	406,007
Peugeot SA (France)*	354,665	6,430,044
Toyota Motor Corp. (Japan)	106,700	7,036,562
Trigano SA (France)	9,921	1,530,416
Volkswagen AG (Germany)*	3,812	665,645
		70,543,333
Banks — 2.3%
77 Bank Ltd. (The) (Japan)	158,000	2,438,023
Al Rajhi Bank (Saudi Arabia)	64,291	1,128,153
Ameris Bancorp	63,200	1,439,696
AMMB Holdings Bhd (Malaysia)	40,200	29,132
Associated Banc-Corp.	277,400	3,500,788
Banco BPM SpA (Italy)*	1,685,570	2,855,423
Banco Bradesco SA (Brazil)	31,433	101,196
Banco de Sabadell SA (Spain)	720,903	250,526
Banco do Brasil SA (Brazil)	135,500	716,599
Banco Santander Brasil SA (Brazil), UTS	174,000	864,438
A1

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Bancolombia SA (Colombia)	5,441	$ 34,520
Bancorp, Inc. (The)*	87,100	752,544
Bank AlBilad (Saudi Arabia)	8,645	55,764
Bank Mandiri Persero Tbk PT (Indonesia)	418,900	139,950
Bank of America Corp.	231,100	5,567,199
Bank of Beijing Co. Ltd. (China) (Class A Stock)	42,500	29,392
Bank of China Ltd. (China) (Class H Stock)	3,788,000	1,179,747
Bank of Communications Co. Ltd. (China) (Class H Stock)	1,916,000	926,235
Bank of Jiangsu Co. Ltd. (China) (Class A Stock)	244,800	219,830
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)(a)	70,300	1,566,284
Bank of Queensland Ltd. (Australia)	52,848	217,493
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,271,200	260,745
BankUnited, Inc.(a)	115,100	2,521,841
BAWAG Group AG (Austria), 144A*	126,985	4,587,938
Berkshire Hills Bancorp, Inc.	66,900	676,359
BNK Financial Group, Inc. (South Korea)	675,591	2,917,914
BNP Paribas SA (France)*	272,449	9,876,057
BOC Hong Kong Holdings Ltd. (China)	3,164,500	8,413,412
Boston Private Financial Holdings, Inc.	100,600	555,312
Cadence BanCorp	204,600	1,757,514
Cathay General Bancorp	31,500	682,920
Chiba Bank Ltd. (The) (Japan)	161,900	893,014
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	2,501,000	970,339
China Construction Bank Corp. (China) (Class H Stock)	2,496,000	1,629,553
China Everbright Bank Co. Ltd. (China) (Class H Stock)	863,000	272,937
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	2,775,200	1,458,880
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	521,000	192,548
CIT Group, Inc.	350,100	6,200,271
Citigroup, Inc.	1,132,500	48,822,075
Citizens Financial Group, Inc.	88,300	2,232,224
Commercial Bank PSQC (The) (Qatar)	211,768	236,729
ConnectOne Bancorp, Inc.	11,500	161,805
Credit Agricole SA (France)*	138,476	1,211,703
Customers Bancorp, Inc.*	70,400	788,480
DBS Group Holdings Ltd. (Singapore)	656,200	9,637,088
DNB ASA (Norway)*	627,251	8,653,740
Dubai Islamic Bank PJSC (United Arab Emirates)	142,073	167,574
Eagle Bancorp, Inc.	5,000	133,950
East West Bancorp, Inc.	162,845	5,331,545
Enterprise Financial Services Corp.	12,300	335,421
Financial Institutions, Inc.	16,500	254,100
FinecoBank Banca Fineco SpA (Italy)*	67,231	927,981
First Abu Dhabi Bank PJSC (United Arab Emirates)	63,296	193,881
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
First Bancorp	11,000	$ 230,230
First BanCorp. (Puerto Rico)	249,200	1,300,824
First Financial Bancorp	9,600	115,248
First International Bank of Israel Ltd. (Israel)	4,659	96,815
FNB Corp.	675,300	4,578,534
Great Western Bancorp, Inc.	43,100	536,595
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)*	58,400	201,758
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)*	129,000	99,704
Gunma Bank Ltd. (The) (Japan)	681,900	2,270,718
Hana Financial Group, Inc. (South Korea)	233,717	5,620,563
Hancock Whitney Corp.	153,500	2,887,335
Hanmi Financial Corp.(a)	32,600	267,646
Heartland Financial USA, Inc.	31,900	956,841
Hilltop Holdings, Inc.	102,100	2,101,218
Hiroshima Bank Ltd. (The) (Japan)	247,400	1,430,692
Home BancShares, Inc.	12,500	189,500
Hope Bancorp, Inc.	146,800	1,113,478
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,052,000	1,070,492
Industrial Bank of Korea (South Korea)	286,808	1,958,013
International Bancshares Corp.	18,500	482,110
Intesa Sanpaolo SpA (Italy)*	1,966,543	3,692,072
Investors Bancorp, Inc.	15,400	111,804
JPMorgan Chase & Co.	96,400	9,280,428
KB Financial Group, Inc. (South Korea)	101,188	3,240,894
KeyCorp(a)	280,000	3,340,400
Krung Thai Bank PCL (Thailand)	1,813,700	508,997
Masraf Al Rayan QSC (Qatar)	84,133	96,190
MCB Bank Ltd. (Pakistan)	79,623	83,577
Mebuki Financial Group, Inc. (Japan)	1,327,600	3,004,010
Mediobanca Banca di Credito Finanziario SpA (Italy)	670,790	5,256,447
Metropolitan Bank Holding Corp.*	6,700	187,600
MidWestOne Financial Group, Inc.	12,400	221,588
Mizrahi Tefahot Bank Ltd. (Israel)	23,796	422,626
Mizuho Financial Group, Inc. (Japan)	1,174,300	14,663,778
Nedbank Group Ltd. (South Africa)	52,396	314,993
Norwegian Finans Holding ASA (Norway)*	25,098	182,117
OFG Bancorp (Puerto Rico)	102,500	1,277,150
PacWest Bancorp	749,400	12,799,752
Pinnacle Financial Partners, Inc.	50,900	1,811,531
Popular, Inc. (Puerto Rico)	193,300	7,010,991
Prosperity Bancshares, Inc.	5,100	264,333
Qatar Islamic Bank SAQ (Qatar)	84,287	381,890
QCR Holdings, Inc.	14,500	397,445
Raiffeisen Bank International AG (Austria)*	14,659	223,925
Republic Bancorp, Inc. (Class A Stock)	4,100	115,456
Resona Holdings, Inc. (Japan)	1,250,600	4,251,231
Ringkjoebing Landbobank A/S (Denmark)	2,136	162,026
Riyad Bank (Saudi Arabia)	107,721	536,551

A2

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Sberbank of Russia PJSC (Russia), ADR*	102,841	$ 1,199,230
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	39,000	54,183
Shiga Bank Ltd. (The) (Japan)	18,200	426,026
Shinhan Financial Group Co. Ltd. (South Korea)	120,892	2,837,529
Shinsei Bank Ltd. (Japan)	6,600	81,221
Signature Bank	143,600	11,917,364
Simmons First National Corp. (Class A Stock)	133,300	2,113,471
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	183,944	1,635,605
SpareBank 1 Nord Norge (Norway)	161,350	1,112,545
SpareBank 1 SMN (Norway)	155,181	1,403,141
Sterling Bancorp	74,500	783,740
Sumitomo Mitsui Financial Group, Inc. (Japan)	148,800	4,133,022
Suruga Bank Ltd. (Japan)(a)	244,600	884,317
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	1,147,038	9,605,342
Swedbank AB (Sweden) (Class A Stock)*	751,358	11,774,068
Synovus Financial Corp.	118,500	2,508,645
Texas Capital Bancshares, Inc.*	19,900	619,487
TriState Capital Holdings, Inc.*	34,800	460,752
Turkiye Garanti Bankasi A/S (Turkey)*	322,285	296,191
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)*	628,571	435,824
Valiant Holding AG (Switzerland)	7,353	619,528
Valley National Bancorp	395,700	2,710,545
VTB Bank PJSC (Russia)*	2,456,520,000	1,090,378
Wells Fargo & Co.	2,083,900	48,992,489
Wintrust Financial Corp.	95,400	3,820,770
Woori Financial Group, Inc. (South Korea)	273,151	1,999,967
		361,832,278
Beverages — 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	186,255	499,423
Boston Beer Co., Inc. (The) (Class A Stock)*	400	353,344
Carlsberg A/S (Denmark) (Class B Stock)	71,256	9,601,283
Coca-Cola European Partners PLC (United Kingdom)	27,200	1,055,632
Coca-Cola HBC AG (Switzerland)*	32,594	805,201
Coca-Cola Icecek A/S (Turkey)	60,363	350,963
Keurig Dr. Pepper, Inc.(a)	930,000	25,668,000
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	300	74,146
Monster Beverage Corp.*	306,500	24,581,300
National Beverage Corp.*(a)	29,400	1,999,494
PepsiCo, Inc.	102,818	14,250,575
Royal Unibrew A/S (Denmark)	5,208	535,517
		79,774,878
	Shares	Value
Common Stocks (continued)
Biotechnology — 1.4%
AbbVie, Inc.	438,800	$ 38,434,492
Alexion Pharmaceuticals, Inc.*	43,000	4,920,490
Allogene Therapeutics, Inc.*	61,400	2,315,394
Amgen, Inc.	2,100	533,736
Arcus Biosciences, Inc.*	5,700	97,698
Ardelyx, Inc.*	22,000	115,500
Athenex, Inc.*(a)	111,700	1,351,570
Avid Bioservices, Inc.*	33,200	252,984
Biogen, Inc.*	140,700	39,913,776
BioSpecifics Technologies Corp.*	11,800	623,394
Castle Biosciences, Inc.*	21,600	1,111,320
Catalyst Pharmaceuticals, Inc.*	420,200	1,247,994
Concert Pharmaceuticals, Inc.*	39,100	383,962
CytomX Therapeutics, Inc.*	45,500	302,575
Dicerna Pharmaceuticals, Inc.*	98,200	1,766,618
Eagle Pharmaceuticals, Inc.*	35,000	1,486,800
Emergent BioSolutions, Inc.*	94,100	9,723,353
Exelixis, Inc.*	189,400	4,630,830
FibroGen, Inc.*(a)	49,100	2,018,992
Gilead Sciences, Inc.	766,200	48,416,178
Halozyme Therapeutics, Inc.*	48,200	1,266,696
Insmed, Inc.*	12,800	411,392
Kezar Life Sciences, Inc.*	21,800	105,512
Ligand Pharmaceuticals, Inc.*(a)	22,100	2,106,572
Natera, Inc.*	53,600	3,872,064
OPKO Health, Inc.*(a)	591,700	2,183,373
PDL BioPharma, Inc.*(a)	80,200	252,630
Pharma Mar SA (Spain)	13,357	1,691,218
PTC Therapeutics, Inc.*	53,400	2,496,450
Puma Biotechnology, Inc.*(a)	94,500	953,505
Regeneron Pharmaceuticals, Inc.*	53,800	30,116,164
Retrophin, Inc.*	81,500	1,504,490
Seegene, Inc. (South Korea)	420	94,185
Ultragenyx Pharmaceutical, Inc.*(a)	32,400	2,662,956
United Therapeutics Corp.*	70,100	7,080,100
Vanda Pharmaceuticals, Inc.*	156,100	1,507,926
Vertex Pharmaceuticals, Inc.*	37,800	10,286,136
Xencor, Inc.*	63,200	2,451,528
		230,690,553
Building Products — 0.6%
American Woodmark Corp.*	28,600	2,246,244
Builders FirstSource, Inc.*	9,400	306,628
Bunka Shutter Co. Ltd. (Japan)	307,700	2,439,930
Carrier Global Corp.	135,500	4,138,170
China Lesso Group Holdings Ltd. (China)	26,000	47,153
Cie de Saint-Gobain (France)*	355,136	14,934,173
Fortune Brands Home & Security, Inc.	8,300	718,116
Geberit AG (Switzerland)	24,849	14,705,209
Inwido AB (Sweden)*	100,089	1,021,348
JELD-WEN Holding, Inc.*	82,100	1,855,460
Kingspan Group PLC (Ireland)*	17,847	1,625,165
Lennox International, Inc.	14,200	3,871,062
LIXIL Group Corp. (Japan)	32,000	643,619
Masco Corp.	578,500	31,892,705
Masonite International Corp.*	1,600	157,440
Munters Group AB (Sweden), 144A*	26,985	210,190

A3

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Nichiha Corp. (Japan)	35,500	$ 1,067,085
PGT Innovations, Inc.*	30,800	539,616
ROCKWOOL International A/S (Denmark) (Class B Stock)	1,016	388,926
Sanwa Holdings Corp. (Japan)	20,700	219,923
Simpson Manufacturing Co., Inc.	6,500	631,540
Trane Technologies PLC	27,300	3,310,125
UFP Industries, Inc.	111,100	6,278,261
Uponor OYJ (Finland)	20,351	355,941
Zehnder Group AG (Switzerland)	6,597	319,595
		93,923,624
Capital Markets — 1.8%
3i Group PLC (United Kingdom)	5,452	70,133
Affiliated Managers Group, Inc.(a)	188,300	12,875,954
Ameriprise Financial, Inc.	183,400	28,263,774
Anima Holding SpA (Italy), 144A	75,196	296,143
Ashmore Group PLC (United Kingdom)	52,328	240,952
Avanza Bank Holding AB (Sweden)	10,482	206,051
Azimut Holding SpA (Italy)	41,171	745,697
B3 SA - Brasil Bolsa Balcao (Brazil)	154,000	1,511,508
Banca Generali SpA (Italy)*	41,275	1,256,301
Bank of New York Mellon Corp. (The)	817,000	28,055,780
BGC Partners, Inc. (Class A Stock)	101,000	242,400
BlackRock, Inc.	5,800	3,268,590
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	621,000	352,067
CI Financial Corp. (Canada)	74,800	948,798
Credit Suisse Group AG (Switzerland)	1,703,633	17,063,282
CSC Financial Co. Ltd. (China) (Class A Stock)	28,200	208,396
Donnelley Financial Solutions, Inc.*	33,500	447,560
East Money Information Co. Ltd. (China) (Class A Stock)	11,200	39,804
Eaton Vance Corp.	10,800	412,020
Euronext NV (Netherlands), 144A	15,615	1,956,042
Evercore, Inc. (Class A Stock)	67,400	4,412,004
Federated Hermes, Inc.	256,400	5,515,164
Flow Traders (Netherlands), 144A	29,345	1,172,331
Goldman Sachs Group, Inc. (The)	223,800	44,977,086
Hargreaves Lansdown PLC (United Kingdom)	69,828	1,413,156
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	143,700	6,775,184
IG Group Holdings PLC (United Kingdom)	41,224	421,394
Investec Ltd. (South Africa)	85,013	160,161
Jafco Co. Ltd. (Japan)	22,600	953,852
Janus Henderson Group PLC (United Kingdom)(a)	377,000	8,188,440
Julius Baer Group Ltd. (Switzerland)	19,228	815,978
Jupiter Fund Management PLC (United Kingdom)	48,499	139,998
Korea Investment Holdings Co. Ltd. (South Korea)	969	60,061
Magellan Financial Group Ltd. (Australia)	116,079	4,784,369
Man Group PLC (United Kingdom)	148,543	219,648
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Meritz Securities Co. Ltd. (South Korea)	314,162	$ 871,141
Netwealth Group Ltd. (Australia)	19,350	210,484
NH Investment & Securities Co. Ltd. (South Korea)	12,090	94,622
Nomura Holdings, Inc. (Japan)	2,792,300	12,678,135
Partners Group Holding AG (Switzerland)	2,290	2,108,204
Pendal Group Ltd. (Australia)	92,279	364,680
Platinum Asset Management Ltd. (Australia)	214,283	473,091
Reinet Investments SCA (Luxembourg)	10,204	176,661
S&P Global, Inc.	135,700	48,933,420
Samsung Securities Co. Ltd. (South Korea)	1,437	37,571
Schroders PLC (United Kingdom)	13,965	484,202
SEI Investments Co.	203,500	10,321,520
Singapore Exchange Ltd. (Singapore)	233,000	1,568,256
Stifel Financial Corp.	289,700	14,647,232
UBS Group AG (Switzerland)	1,487,954	16,587,324
Virtus Investment Partners, Inc.	11,600	1,608,340
Vontobel Holding AG (Switzerland)	3,818	250,712
Waddell & Reed Financial, Inc. (Class A Stock)	15,700	233,145
		290,118,818
Chemicals — 1.1%
Arkema SA (France)	1,802	190,861
Avient Corp.	458,600	12,134,556
Cabot Corp.	76,700	2,763,501
Corteva, Inc.	1,305,900	37,622,979
Croda International PLC (United Kingdom)	11,339	913,729
Denka Co. Ltd. (Japan)	8,400	255,455
Element Solutions, Inc.*	19,600	205,996
Fujimi, Inc. (Japan)	56,800	1,978,635
Gurit Holding AG (Switzerland)	206	438,444
Huntsman Corp.	76,300	1,694,623
Ingevity Corp.*	28,500	1,409,040
Kemira OYJ (Finland)	11,342	144,458
Koppers Holdings, Inc.*	1,100	23,001
Kronos Worldwide, Inc.(a)	12,300	158,178
Kumho Petrochemical Co. Ltd. (South Korea)	13,070	1,226,803
Kureha Corp. (Japan)	38,000	1,647,556
LANXESS AG (Germany)	10,110	577,552
Linde PLC (United Kingdom)	82,400	19,621,912
LyondellBasell Industries NV (Class A Stock)	483,100	34,053,719
Minerals Technologies, Inc.	26,400	1,349,040
Mitsubishi Gas Chemical Co., Inc. (Japan)	15,600	289,785
Mitsui Chemicals, Inc. (Japan)	22,500	539,567
Nippon Kayaku Co. Ltd. (Japan)(a)	20,000	176,535
Nissan Chemical Corp. (Japan)	14,400	770,561
Nitto Denko Corp. (Japan)	19,800	1,291,316
Orion Engineered Carbons SA (Germany)	115,500	1,444,905

A4

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
PhosAgro PJSC (Russia), GDR	69,940	$ 841,308
RPM International, Inc.	5,100	422,484
Scotts Miracle-Gro Co. (The)	47,800	7,309,098
Sensient Technologies Corp.	128,800	7,436,912
Sherwin-Williams Co. (The)	30,100	20,971,874
Shin-Etsu Chemical Co. Ltd. (Japan)	42,300	5,521,005
Stepan Co.	15,800	1,722,200
Tokuyama Corp. (Japan)	306,000	7,372,594
Tokyo Ohka Kogyo Co. Ltd. (Japan)	3,600	186,177
Tosoh Corp. (Japan)	415,500	6,749,047
Toyo Gosei Co. Ltd. (Japan)	3,000	209,744
Toyobo Co. Ltd. (Japan)	82,700	1,139,055
Ube Industries Ltd. (Japan)	8,200	138,274
Valvoline, Inc.	40,000	761,600
Yara International ASA (Norway)	19,797	761,887
Zeon Corp. (Japan)	28,000	293,724
		184,759,690
Commercial Services & Supplies — 0.3%
ABM Industries, Inc.	4,300	157,638
ACCO Brands Corp.	44,000	255,200
Bravida Holding AB (Sweden), 144A*	20,056	242,566
Country Garden Services Holdings Co. Ltd. (China)	126,000	816,158
Dai Nippon Printing Co. Ltd. (Japan)	285,900	5,792,027
Deluxe Corp.(a)	199,200	5,125,416
G4S PLC (United Kingdom)*	197,950	511,749
Herman Miller, Inc.	181,800	5,483,088
HNI Corp.	18,500	580,530
Interface, Inc.	51,000	312,120
Intrum AB (Sweden)(a)	8,880	218,733
Japan Elevator Service Holdings Co. Ltd. (Japan)	6,600	228,960
Loomis AB (Sweden)*	67,962	1,861,429
Matthews International Corp. (Class A Stock)	25,400	567,944
Rentokil Initial PLC (United Kingdom)*	133,595	921,710
Secom Co. Ltd. (Japan)	109,600	10,026,454
SmartGroup Corp. Ltd. (Australia)	300,783	1,242,416
Societe BIC SA (France)	10,118	530,873
Tetra Tech, Inc.	50,700	4,841,850
Uchida Yoko Co. Ltd. (Japan)	28,300	1,405,312
		41,122,173
Communications Equipment — 0.7%
Accton Technology Corp. (Taiwan)	206,000	1,592,308
BYD Electronic International Co. Ltd. (China)	15,000	76,322
Calix, Inc.*	20,600	366,268
Ciena Corp.*	363,500	14,427,315
Cisco Systems, Inc.	1,613,600	63,559,704
CommScope Holding Co., Inc.*	666,900	6,002,100
Lumentum Holdings, Inc.*	4,600	345,598
NETGEAR, Inc.*	36,800	1,134,176
NetScout Systems, Inc.*(a)	228,200	4,981,606
Nokia OYJ (Finland)*	1,196,744	4,687,887
Plantronics, Inc.(a)	26,200	310,208
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Spirent Communications PLC (United Kingdom)	573,680	$ 2,109,802
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	350,366	3,835,298
Viavi Solutions, Inc.*(a)	155,900	1,828,707
		105,257,299
Construction & Engineering — 0.4%
AECOM*	120,700	5,050,088
Arcosa, Inc.	10,900	480,581
Bouygues SA (France)	27,332	948,453
Comfort Systems USA, Inc.	26,200	1,349,562
Daelim Industrial Co. Ltd. (South Korea)	30,984	2,055,625
EMCOR Group, Inc.	232,100	15,715,491
GS Engineering & Construction Corp. (South Korea)	15,069	309,579
Kajima Corp. (Japan)	120,900	1,455,752
Kandenko Co. Ltd. (Japan)	27,500	224,819
Kinden Corp. (Japan)	31,600	556,911
Kumagai Gumi Co. Ltd. (Japan)	8,300	214,133
Kyudenko Corp. (Japan)	67,200	1,937,921
Maeda Road Construction Co. Ltd. (Japan)	51,400	940,081
MasTec, Inc.*(a)	95,100	4,013,220
Metallurgical Corp. of China Ltd. (China) (Class A Stock)	560,900	219,593
Nippo Corp. (Japan)	18,200	502,119
NRW Holdings Ltd. (Australia)	125,480	184,510
Obayashi Corp. (Japan)	992,100	9,007,216
Per Aarsleff Holding A/S (Denmark)	4,900	206,204
Primoris Services Corp.	49,900	900,196
Quanta Services, Inc.	349,500	18,474,570
Shimizu Corp. (Japan)	133,300	1,000,899
SHO-BOND Holdings Co. Ltd. (Japan)	3,800	188,754
Skanska AB (Sweden) (Class B Stock)*	37,285	786,547
Sweco AB (Sweden) (Class B Stock)	7,584	419,920
Taisei Corp. (Japan)	23,100	778,611
Takamatsu Construction Group Co. Ltd. (Japan)	12,900	282,432
Valmont Industries, Inc.	8,000	993,440
		69,197,227
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	159,000	1,102,291
Buzzi Unicem SpA (Italy)	206,680	4,811,221
China National Building Material Co. Ltd. (China) (Class H Stock)	806,000	1,027,040
China Resources Cement Holdings Ltd. (China)	322,000	443,824
CSR Ltd. (Australia)	58,265	178,589
Eagle Materials, Inc.	24,700	2,132,104
Forterra, Inc.*	39,200	463,344
HeidelbergCement AG (Germany)	17,920	1,096,576
Huaxin Cement Co. Ltd. (China) (Class A Stock)	49,000	182,230

A5

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction Materials (cont’d.)
James Hardie Industries PLC, CDI	53,787	$ 1,283,943
LafargeHolcim Ltd. (Switzerland)*	293,046	13,329,927
Taiheiyo Cement Corp. (Japan)	15,000	382,199
Taiwan Cement Corp. (Taiwan)	111,301	159,795
Wienerberger AG (Austria)*	139,865	3,692,739
		30,285,822
Consumer Finance — 0.1%
Enova International, Inc.*	11,500	188,485
Hitachi Capital Corp. (Japan)	8,000	188,359
Jaccs Co. Ltd. (Japan)	18,900	306,037
Navient Corp.	529,000	4,470,050
OneMain Holdings, Inc.	364,800	11,400,000
Resurs Holding AB (Sweden), 144A	64,616	334,862
Samsung Card Co. Ltd. (South Korea)	3,340	80,769
SLM Corp.	757,200	6,125,748
		23,094,310
Containers & Packaging — 0.0%
Greif, Inc. (Class A Stock)(a)	59,600	2,158,116
Silgan Holdings, Inc.	53,800	1,978,226
Smurfit Kappa Group PLC (Ireland)	27,150	1,064,274
		5,200,616
Distributors — 0.1%
Arata Corp. (Japan)	14,400	718,247
Bapcor Ltd. (Australia)	46,326	227,764
Pool Corp.	32,400	10,839,096
		11,785,107
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.*	139,900	3,433,146
American Public Education, Inc.*	11,000	310,090
China Yuhua Education Corp. Ltd. (China), 144A	644,000	554,229
G8 Education Ltd. (Australia)	271,975	189,007
Grand Canyon Education, Inc.*	65,800	5,260,052
Offcn Education Technology Co. Ltd. (China) (Class A Stock)	45,000	217,213
Perdoceo Education Corp.*	83,300	1,019,592
Service Corp. International	82,600	3,484,068
Strategic Education, Inc.	75,000	6,860,250
TAL Education Group (China), ADR*	1,000	76,040
WW International, Inc.*	6,000	113,220
		21,516,907
Diversified Financial Services — 0.4%
Banca Mediolanum SpA (Italy)	63,789	458,905
Berkshire Hathaway, Inc. (Class B Stock)*	163,686	34,855,297
Cannae Holdings, Inc.*	182,300	6,792,498
Chailease Holding Co. Ltd. (Taiwan)	28,000	127,341
Equitable Holdings, Inc.	398,500	7,268,640
Far East Horizon Ltd. (China)	375,000	305,460
Groupe Bruxelles Lambert SA (Belgium)	20,672	1,866,640
	Shares	Value
Common Stocks (continued)
Diversified Financial Services (cont’d.)
Grupo de Inversiones Suramericana SA (Colombia)	76,575	$ 412,589
Haci Omer Sabanci Holding A/S (Turkey)	1,102,635	1,190,159
M&G PLC (United Kingdom)	869,040	1,786,505
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	117,000	540,176
ORIX Corp. (Japan)	48,300	599,741
REC Ltd. (India)	639,046	861,226
Wendel SE (France)	2,304	209,205
Yuanta Financial Holding Co. Ltd. (Taiwan)	834,320	515,454
		57,789,836
Diversified Telecommunication Services — 1.1%
AT&T, Inc.(a)	2,055,908	58,613,937
ATN International, Inc.	5,900	295,826
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	215,665	250,903
China Telecom Corp. Ltd. (China) (Class H Stock)	256,000	76,872
China Unicom Hong Kong Ltd. (China)	730,000	479,657
Cogent Communications Holdings, Inc.	17,100	1,026,855
Consolidated Communications Holdings, Inc.*	60,900	346,521
Deutsche Telekom AG (Germany)	581,237	9,714,265
Elisa OYJ (Finland)	14,103	830,016
Hellenic Telecommunications Organization SA (Greece)	58,763	845,434
HKT Trust & HKT Ltd. (Hong Kong)	373,000	495,760
Iliad SA (France)	1,850	339,972
LG Uplus Corp. (South Korea)	21,966	215,906
Nippon Telegraph & Telephone Corp. (Japan)	597,300	12,174,884
Orange SA (France)	592,001	6,160,669
PCCW Ltd. (Hong Kong)	361,000	215,614
Proximus SADP (Belgium)	49,558	903,526
Telecom Argentina SA (Argentina), ADR(a)	47,488	310,572
Telecom Italia SpA (Italy), RSP	745,501	301,736
Telefonica Deutschland Holding AG (Germany)	109,570	281,091
Telekom Austria AG (Austria)(a)	43,113	304,649
Telenor ASA (Norway)(a)	51,411	861,594
United Internet AG (Germany)	12,757	487,878
Verizon Communications, Inc.	1,414,200	84,130,758
		179,664,895
Electric Utilities — 0.9%
Centrais Eletricas Brasileiras SA (Brazil)	258,324	1,401,580
Chubu Electric Power Co., Inc. (Japan)	603,300	7,338,310
CK Infrastructure Holdings Ltd. (Hong Kong)	1,106,500	5,198,486
CPFL Energia SA (Brazil)	5,500	27,070
Endesa SA (Spain)	61,104	1,632,374
Enel SpA (Italy)	750,567	6,513,681
Energisa SA (Brazil), UTS	109,700	806,747

A6

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Exelon Corp.	1,042,500	$ 37,279,800
Fortum OYJ (Finland)	886,500	17,946,575
Hokkaido Electric Power Co., Inc. (Japan)	47,400	202,886
Hokuriku Electric Power Co. (Japan)	32,400	243,056
Iberdrola SA (Spain)	930,011	11,414,895
IDACORP, Inc.	13,200	1,054,680
Inter RAO UES PJSC (Russia)	9,928,000	717,292
Kansai Electric Power Co., Inc. (The) (Japan)	1,098,400	10,638,913
MGE Energy, Inc.	800	50,128
NextEra Energy, Inc.	7,600	2,109,456
NRG Energy, Inc.	708,600	21,782,364
OGE Energy Corp.	165,600	4,966,344
Otter Tail Corp.	32,000	1,157,440
PGE Polska Grupa Energetyczna SA (Poland)*	453,416	753,510
Portland General Electric Co.	22,700	805,850
Power Assets Holdings Ltd. (Hong Kong)	169,500	892,934
Power Grid Corp. of India Ltd. (India)	689,168	1,520,655
Red Electrica Corp. SA (Spain)	43,294	810,813
Terna Rete Elettrica Nazionale SpA (Italy)	181,236	1,267,595
Tohoku Electric Power Co., Inc. (Japan)	175,800	1,763,904
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	288,900	795,049
		141,092,387
Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	681,313	17,309,726
Acuity Brands, Inc.	228,600	23,397,210
Alfen Beheer BV (Netherlands), 144A*	2,715	173,564
Atkore International Group, Inc.*	72,300	1,643,379
AZZ, Inc.	27,200	928,064
Daihen Corp. (Japan)	5,400	218,460
Eaton Corp. PLC	139,800	14,263,794
Emerson Electric Co.	125,100	8,202,807
Encore Wire Corp.	13,900	645,238
Fuji Electric Co. Ltd. (Japan)	14,400	455,411
Furukawa Electric Co. Ltd. (Japan)	8,400	200,159
Generac Holdings, Inc.*	63,900	12,373,596
Hubbell, Inc.	45,100	6,171,484
Nexans SA (France)*	4,212	243,323
nVent Electric PLC	600,900	10,629,921
Schneider Electric SE (France)	65,392	8,104,720
Signify NV (Netherlands), 144A*	258,479	9,586,089
Varta AG (Germany)*(a)	1,612	225,860
Vestas Wind Systems A/S (Denmark)	22,022	3,558,286
WEG SA (Brazil)	94,700	1,102,661
		119,433,752
Electronic Equipment, Instruments & Components — 0.5%
ALSO Holding AG (Switzerland)*	8,801	2,326,397
Anritsu Corp. (Japan)(a)	562,400	12,817,844
Arrow Electronics, Inc.*	96,000	7,551,360
AU Optronics Corp. (Taiwan)*	4,104,000	1,607,511
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
CONEXIO Corp. (Japan)	26,200	$ 293,915
Daiwabo Holdings Co. Ltd. (Japan)	60,700	3,909,418
Delta Electronics, Inc. (Taiwan)	45,000	295,578
ePlus, Inc.*	12,800	936,960
Foxconn Technology Co. Ltd. (Taiwan)	250,000	447,048
Hexagon AB (Sweden) (Class B Stock)*	33,894	2,556,469
Hitachi Ltd. (Japan)	48,800	1,652,282
Hon Hai Precision Industry Co. Ltd. (Taiwan)	857,000	2,303,388
Hosiden Corp. (Japan)	80,100	721,770
Ibiden Co. Ltd. (Japan)	12,100	410,097
Innolux Corp. (Taiwan)*	1,029,000	337,056
Jabil, Inc.	297,600	10,195,776
Largan Precision Co. Ltd. (Taiwan)	5,000	586,144
LG Innotek Co. Ltd. (South Korea)	3,099	410,788
Luxshare Precision Industry Co. Ltd. (China) (Class A Stock)	36,179	308,087
Macnica Fuji Electronics Holdings, Inc. (Japan)	86,600	1,587,185
Methode Electronics, Inc.	30,300	863,550
Murata Manufacturing Co. Ltd. (Japan)	69,100	4,460,792
Nippon Signal Co. Ltd. (Japan)	35,600	351,330
PC Connection, Inc.	16,200	665,172
Sanmina Corp.*	81,800	2,212,690
ScanSource, Inc.*	27,300	541,359
SYNNEX Corp.	66,100	9,257,966
Synnex Technology International Corp. (Taiwan)	1,554,000	2,224,966
TDK Corp. (Japan)	15,600	1,703,963
Vishay Intertechnology, Inc.	33,300	518,481
Walsin Technology Corp. (Taiwan)	81,000	436,076
WPG Holdings Ltd. (Taiwan)	571,000	769,206
Yageo Corp. (Taiwan)	102,000	1,251,890
Zhen Ding Technology Holding Ltd. (Taiwan)	180,000	790,235
		77,302,749
Energy Equipment & Services — 0.1%
Dialog Group Bhd (Malaysia)	85,800	78,670
Matrix Service Co.*	32,800	273,880
Oceaneering International, Inc.*	344,700	1,213,344
TechnipFMC PLC (United Kingdom)	1,446,400	9,126,784
		10,692,678
Entertainment — 0.8%
Activision Blizzard, Inc.	569,000	46,060,550
AMC Entertainment Holdings, Inc. (Class A Stock)	4,950	23,315
Capcom Co. Ltd. (Japan)	8,800	491,848
CD Projekt SA (Poland)*	8,997	974,281
Electronic Arts, Inc.*	296,600	38,679,606
G-bits Network Technology Xiamen Co. Ltd. (China) (Class A Stock)	2,700	248,805
GungHo Online Entertainment, Inc. (Japan)	10,800	232,192
HUYA, Inc. (China), ADR*	1,400	33,530
NetEase, Inc. (China), ADR	3,900	1,773,213

A7

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Nexon Co. Ltd. (Japan)	567,400	$ 14,143,028
Nintendo Co. Ltd. (Japan)	30,300	17,204,316
Spotify Technology SA*	17,100	4,147,947
Square Enix Holdings Co. Ltd. (Japan)	10,800	715,441
Vivendi SA (France)	39,413	1,096,037
World Wrestling Entertainment, Inc. (Class A Stock)(a)	11,000	445,170
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (China) (Class A Stock)	38,700	227,056
Zynga, Inc. (Class A Stock)*	53,300	486,096
		126,982,431
Equity Real Estate Investment Trusts (REITs) — 1.5%
Advance Residence Investment Corp. (Japan)	156	460,384
American Assets Trust, Inc.	43,200	1,040,688
American Tower Corp.	41,100	9,935,103
Apple Hospitality REIT, Inc.	543,300	5,221,113
Aventus Group (Australia)	186,152	316,800
British Land Co. PLC (The) (United Kingdom)	102,882	445,071
Brixmor Property Group, Inc.	292,100	3,414,649
BWP Trust (Australia)	59,372	172,826
Camden Property Trust	65,600	5,837,088
Charter Hall Group (Australia)	860,782	7,731,151
City Office REIT, Inc.	53,000	398,560
Columbia Property Trust, Inc.	40,200	438,582
CoreCivic, Inc.	797,400	6,379,200
CorePoint Lodging, Inc.	44,300	241,435
Corporate Office Properties Trust	179,700	4,262,484
Cousins Properties, Inc.(a)	79,000	2,258,610
Covivio (France)	991	69,880
Crown Castle International Corp.	16,500	2,747,250
Daiwa Office Investment Corp. (Japan)	587	3,363,838
Daiwa Securities Living Investments Corp. (Japan)	162	167,463
DiamondRock Hospitality Co.	150,000	760,500
Diversified Healthcare Trust	301,700	1,061,984
Douglas Emmett, Inc.	189,400	4,753,940
Equinix, Inc.	22,700	17,254,951
First Industrial Realty Trust, Inc.	68,000	2,706,400
Franklin Street Properties Corp.	193,454	708,042
Frasers Centrepoint Trust (Singapore)	101,500	178,542
Frasers Logistics & Commercial Trust (Singapore)	295,300	301,960
Frontier Real Estate Investment Corp. (Japan)	60	205,180
Gaming & Leisure Properties, Inc.	683,737	25,250,407
Gecina SA (France)	5,793	764,662
GEO Group, Inc. (The)	950,645	10,780,314
Gladstone Commercial Corp.	7,100	119,635
GLP J-REIT (Japan)	411	636,122
Goodman Group (Australia)	1,163,126	15,044,553
Hersha Hospitality Trust(a)	62,200	344,588
Highwoods Properties, Inc.	164,700	5,528,979
Ichigo Office REIT Investment Corp. (Japan)	2,697	1,957,727
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Japan Logistics Fund, Inc. (Japan)	98	$ 281,457
Japan Real Estate Investment Corp. (Japan)	146	748,036
Japan Retail Fund Investment Corp. (Japan)	262	406,454
JBG SMITH Properties	65,400	1,748,796
Keppel DC REIT (Singapore)	156,294	334,264
Keppel REIT (Singapore)	236,500	186,224
Kite Realty Group Trust	31,300	362,454
Klepierre SA (France)(a)	480,824	6,753,100
Mapletree Logistics Trust (Singapore)	333,800	501,798
Medical Properties Trust, Inc.	220,700	3,890,941
Mercialys SA (France)	83,186	459,939
Merlin Properties Socimi SA (Spain)	44,803	374,246
Mori Hills REIT Investment Corp. (Japan)	180	233,764
Mori Trust Sogo REIT, Inc. (Japan)	1,028	1,301,591
National Health Investors, Inc.	3,300	198,891
Nippon Accommodations Fund, Inc. (Japan)	59	341,077
Nippon Building Fund, Inc. (Japan)	150	850,953
Office Properties Income Trust(a)	4,100	84,952
Omega Healthcare Investors, Inc.(a)	128,200	3,838,308
Orix JREIT, Inc. (Japan)	312	477,886
Pebblebrook Hotel Trust(a)	315,700	3,955,721
Piedmont Office Realty Trust, Inc. (Class A Stock)	35,600	483,092
PotlatchDeltic Corp.	117,100	4,929,910
Premier Investment Corp. (Japan)	180	209,058
Prologis, Inc.	200,700	20,194,434
RLJ Lodging Trust	75,500	653,830
Sabra Health Care REIT, Inc.	453,500	6,251,497
Safestore Holdings PLC (United Kingdom)	27,132	273,207
Sasseur Real Estate Investment Trust (Singapore)	2,185,200	1,235,508
Service Properties Trust	407,346	3,238,401
Spirit Realty Capital, Inc.(a)	74,800	2,524,500
Stockland (Australia)	616,592	1,679,728
Unibail-Rodamco-Westfield (France)(a)	2,477	91,518
Urban Edge Properties	274,000	2,663,280
Waypoint REIT (Australia)	84,203	163,701
Weingarten Realty Investors	73,800	1,251,648
Weyerhaeuser Co.	1,045,700	29,823,364
Xenia Hotels & Resorts, Inc.	180,200	1,582,156
		247,840,345
Food & Staples Retailing — 1.2%
Abdullah Al Othaim Markets Co. (Saudi Arabia)	4,584	158,535
Axfood AB (Sweden)	13,360	306,113
Belc Co. Ltd. (Japan)	3,000	221,874
BIM Birlesik Magazalar A/S (Turkey)	10,358	93,533
BJ’s Wholesale Club Holdings, Inc.*	244,700	10,167,285
Carrefour SA (France)	72,354	1,158,979
Casey’s General Stores, Inc.	21,500	3,819,475
Coles Group Ltd. (Australia)	288,119	3,522,118
Colruyt SA (Belgium)*	10,231	663,758

A8

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Costco Wholesale Corp.	88,100	$ 31,275,500
E-MART, Inc. (South Korea)	3,282	398,604
Empire Co. Ltd. (Canada) (Class A Stock)	35,600	1,033,337
George Weston Ltd. (Canada)	1,300	95,590
GS Retail Co. Ltd. (South Korea)	1,024	29,314
ICA Gruppen AB (Sweden)	11,319	575,735
Jeronimo Martins SGPS SA (Portugal)	25,284	407,086
Kesko OYJ (Finland) (Class B Stock)	31,063	801,011
Koninklijke Ahold Delhaize NV (Netherlands)	793,239	23,497,052
Kroger Co. (The)	1,061,200	35,985,292
Loblaw Cos. Ltd. (Canada)	16,000	837,881
Magnit PJSC (Russia), GDR	36,177	540,765
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	5,300	193,439
METRO AG (Germany)	24,096	240,471
PriceSmart, Inc.	28,800	1,913,760
Seven & i Holdings Co. Ltd. (Japan)	43,400	1,341,930
Sheng Siong Group Ltd. (Singapore)	181,800	215,224
Shoprite Holdings Ltd. (South Africa)	11,866	97,062
Sonae SGPS SA (Portugal)	199,160	135,293
Sprouts Farmers Market, Inc.*(a)	113,300	2,371,369
Sugi Holdings Co. Ltd. (Japan)	4,200	296,975
Sundrug Co. Ltd. (Japan)	9,000	339,191
Wal-Mart de Mexico SAB de CV (Mexico)	122,100	292,170
Walmart, Inc.	540,900	75,677,319
Wm Morrison Supermarkets PLC (United Kingdom)	904,017	1,980,142
		200,683,182
Food Products — 0.9%
a2 Milk Co. Ltd. (New Zealand)*	17,066	173,413
Almarai Co. JSC (Saudi Arabia)	7,910	111,774
Archer-Daniels-Midland Co.	350,900	16,313,341
Associated British Foods PLC (United Kingdom)	35,328	850,409
Austevoll Seafood ASA (Norway)	121,460	1,011,280
Charoen Pokphand Foods PCL (Thailand)	676,600	601,487
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	32	269,548
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	14	1,244,321
Conagra Brands, Inc.	234,200	8,363,282
Darling Ingredients, Inc.*	152,300	5,487,369
Ebro Foods SA (Spain)	8,005	186,413
Flowers Foods, Inc.	47,200	1,148,376
Fujian Sunner Development Co. Ltd. (China) (Class A Stock)	50,700	164,103
General Mills, Inc.	105,400	6,501,072
Greencore Group PLC (Ireland)	130,311	164,383
Gruma SAB de CV (Mexico) (Class B Stock)	4,685	51,847
Henan Shuanghui Investment & Development Co. Ltd. (China) (Class A Stock)	4,200	32,894
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	686,500	$ 465,423
Indofood Sukses Makmur Tbk PT (Indonesia)	1,763,500	848,160
Ingredion, Inc.	30,000	2,270,400
John B. Sanfilippo & Son, Inc.	13,000	979,940
Kraft Heinz Co. (The)	1,059,500	31,732,025
Lancaster Colony Corp.	16,600	2,968,080
Megmilk Snow Brand Co. Ltd. (Japan)	5,900	142,973
MEIJI Holdings Co. Ltd. (Japan)	14,000	1,068,678
Morinaga & Co. Ltd. (Japan)	3,800	149,706
Muyuan Foodstuff Co. Ltd. (China) (Class A Stock)	24,330	267,077
Nestle SA (Switzerland)	234,961	27,898,409
NH Foods Ltd. (Japan)	10,400	465,015
Nippon Suisan Kaisha Ltd. (Japan)	44,000	187,562
Nisshin Oillio Group Ltd. (The) (Japan)	32,400	979,182
Orkla ASA (Norway)	72,885	735,615
Pilgrim’s Pride Corp.*	415,800	6,222,447
Premier Foods PLC (United Kingdom)*(a)	531,549	636,295
Prima Meat Packers Ltd. (Japan)	7,400	227,752
Standard Foods Corp. (Taiwan)	13,000	27,396
Tate & Lyle PLC (United Kingdom)	231,659	1,987,910
Tingyi Cayman Islands Holding Corp. (China)	44,000	77,657
Toyo Suisan Kaisha Ltd. (Japan)	10,900	576,492
Viscofan SA (Spain)	3,807	253,690
Want Want China Holdings Ltd. (China)	118,000	82,601
Wens Foodstuffs Group Co. Ltd. (China) (Class A Stock)	72,960	210,741
WH Group Ltd. (Hong Kong), 144A	14,787,000	12,101,433
Wilmar International Ltd. (China)	4,090,300	13,277,781
		149,515,752
Gas Utilities — 0.4%
Beijing Enterprises Holdings Ltd. (China)	12,500	37,763
Chesapeake Utilities Corp.	4,400	370,920
Enagas SA (Spain)	8,851	203,841
GAIL India Ltd. (India)	725,215	856,812
Italgas SpA (Italy)	47,493	299,834
National Fuel Gas Co.	117,400	4,765,266
Naturgy Energy Group SA (Spain)	517,199	10,374,055
New Jersey Resources Corp.	13,600	367,472
ONE Gas, Inc.	33,300	2,298,033
Osaka Gas Co. Ltd. (Japan)	30,500	593,770
Snam SpA (Italy)	1,711,238	8,804,045
Southwest Gas Holdings, Inc.	19,700	1,243,070
Spire, Inc.	64,400	3,426,080
UGI Corp.	710,050	23,417,449
		57,058,410
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	676,800	73,656,144
AngioDynamics, Inc.*	69,900	842,994
Ansell Ltd. (Australia)	189,728	5,059,388
Arjo AB (Sweden) (Class B Stock)	30,080	186,179

A9

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Asahi Intecc Co. Ltd. (Japan)	12,800	$ 401,907
Baxter International, Inc.	32,600	2,621,692
Becton, Dickinson & Co.	178,800	41,603,184
BioMerieux (France)	4,978	779,997
Coloplast A/S (Denmark) (Class B Stock)	5,480	864,887
Danaher Corp.	112,800	24,289,224
DiaSorin SpA (Italy)	2,458	494,700
Edwards Lifesciences Corp.*	142,400	11,366,368
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	109,652	2,408,449
Getinge AB (Sweden) (Class B Stock)	356,056	7,756,351
Hartalega Holdings Bhd (Malaysia)	471,800	1,847,299
Hill-Rom Holdings, Inc.	78,300	6,538,833
Hogy Medical Co. Ltd. (Japan)	22,600	777,957
Hologic, Inc.*	72,100	4,792,487
Hoya Corp. (Japan)	36,400	4,109,359
ICU Medical, Inc.*	19,900	3,636,924
Inmode Ltd.*(a)	6,600	238,788
Integer Holdings Corp.*	36,100	2,130,261
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (China) (Class A Stock)	48,000	232,517
Koninklijke Philips NV (Netherlands)*	155,686	7,326,862
Kossan Rubber Industries (Malaysia)	306,800	1,012,924
Masimo Corp.*	14,200	3,352,052
Meridian Bioscience, Inc.*	143,000	2,428,140
Merit Medical Systems, Inc.*	27,900	1,213,650
Natus Medical, Inc.*	42,000	719,460
Neogen Corp.*	26,100	2,042,325
Olympus Corp. (Japan)	50,600	1,051,481
Quidel Corp.*	80,500	17,660,090
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	5,800	299,026
STERIS PLC	25,600	4,510,464
Sysmex Corp. (Japan)	7,700	735,508
Top Glove Corp. Bhd (Malaysia)	2,032,500	4,081,614
Varex Imaging Corp.*(a)	14,100	179,352
West Pharmaceutical Services, Inc.	113,600	31,228,640
		274,477,477
Health Care Providers & Services — 1.6%
Alfresa Holdings Corp. (Japan)	23,500	514,454
Amedisys, Inc.*	5,100	1,205,793
Anthem, Inc.	170,400	45,767,736
Australian Pharmaceutical Industries Ltd. (Australia)	432,758	326,541
Chemed Corp.	6,800	3,266,380
Cigna Corp.	257,962	43,701,342
Ensign Group, Inc. (The)	46,600	2,658,996
Fresenius Medical Care AG & Co. KGaA (Germany)	165,206	13,944,130
Fresenius SE & Co. KGaA (Germany)	256,836	11,676,716
Humana, Inc.	56,100	23,219,229
LHC Group, Inc.*	1,900	403,864
Life Healthcare Group Holdings Ltd. (South Africa)	31,595	32,099
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Magellan Health, Inc.*	25,800	$ 1,955,124
McKesson Corp.	28,800	4,289,184
Medipal Holdings Corp. (Japan)	324,600	6,501,550
MEDNAX, Inc.*(a)	66,800	1,087,504
Molina Healthcare, Inc.*	54,500	9,975,680
National HealthCare Corp.	5,300	330,243
NMC Health PLC (United Arab Emirates)*^	21,382	3
Providence Service Corp. (The)*	14,800	1,375,068
Select Medical Holdings Corp.*	96,900	2,017,458
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	20,500	34,474
Ship Healthcare Holdings, Inc. (Japan)	2,500	122,350
Summerset Group Holdings Ltd. (New Zealand)	190,249	1,129,187
Suzuken Co. Ltd. (Japan)	113,800	4,343,178
Tivity Health, Inc.*	54,200	759,884
Toho Holdings Co. Ltd. (Japan)	119,700	2,582,740
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*(a)	46,323	827,792
UnitedHealth Group, Inc.	215,200	67,092,904
Universal Health Services, Inc. (Class B Stock)	38,700	4,141,674
		255,283,277
Health Care Technology — 0.0%
Allscripts Healthcare Solutions, Inc.*	62,500	508,750
Computer Programs & Systems, Inc.	21,800	601,898
HMS Holdings Corp.*	58,700	1,405,865
Inovalon Holdings, Inc. (Class A Stock)*	61,200	1,618,740
NextGen Healthcare, Inc.*	81,300	1,035,762
Omnicell, Inc.*	19,600	1,463,336
		6,634,351
Hotels, Restaurants & Leisure — 0.8%
888 Holdings PLC (United Kingdom)	74,440	242,480
Betsson AB (Sweden)*	352,109	2,708,686
Biglari Holdings, Inc. (Class B Stock)*	2,900	258,129
Bloomin’ Brands, Inc.	62,900	960,483
Brinker International, Inc.	12,600	538,272
Churchill Downs, Inc.	3,700	606,134
Chuy’s Holdings, Inc.*	14,200	278,036
Darden Restaurants, Inc.	45,200	4,553,448
Del Taco Restaurants, Inc.*	127,400	1,044,680
Dine Brands Global, Inc.	21,800	1,190,062
Domino’s Pizza Enterprises Ltd. (Australia)	6,849	391,407
Domino’s Pizza, Inc.	29,900	12,715,872
Dunkin’ Brands Group, Inc.(a)	52,800	4,324,848
Evolution Gaming Group AB (Sweden), 144A	192,275	12,759,904
Flutter Entertainment PLC (Ireland)*	18,010	2,859,747
Gamesys Group PLC (United Kingdom)	12,595	193,697
Greggs PLC (United Kingdom)*	105,934	1,607,188
GVC Holdings PLC (United Kingdom)*	71,231	889,951

A10

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Haidilao International Holding Ltd. (China), 144A	13,000	$ 94,325
Jack in the Box, Inc.	17,100	1,356,201
Kambi Group PLC (Malta)*	12,898	422,148
Kindred Group PLC (Malta), SDR	465,918	3,388,240
La Francaise des Jeux SAEM (France), 144A	17,055	627,410
LeoVegas AB (Sweden), 144A	129,372	547,859
McDonald’s Corp.	204,700	44,929,603
McDonald’s Holdings Co. Japan Ltd. (Japan)	22,300	1,083,909
Monogatari Corp (Japan)	3,200	316,117
Papa John’s International, Inc.	58,400	4,805,152
Sodexo SA (France)	6,061	432,680
Texas Roadhouse, Inc.	96,800	5,884,472
Tokyotokeiba Co. Ltd. (Japan)	21,000	1,070,165
Tosho Co. Ltd. (Japan)	14,400	177,836
Twin River Worldwide Holdings, Inc.	30,100	790,727
Wingstop, Inc.	40,500	5,534,325
Wyndham Destinations, Inc.	157,300	4,838,548
Wyndham Hotels & Resorts, Inc.	73,500	3,711,750
Yum China Holdings, Inc. (China)	25,000	1,323,750
		129,458,241
Household Durables — 0.6%
Barratt Developments PLC (United Kingdom)	277,069	1,696,062
Berkeley Group Holdings PLC (United Kingdom)	170,747	9,297,156
Breville Group Ltd. (Australia)	10,384	189,001
Cavco Industries, Inc.*	13,000	2,344,030
Coway Co. Ltd. (South Korea)*	53,152	3,626,202
D.R. Horton, Inc.	149,200	11,283,996
De’ Longhi SpA (Italy)*	17,172	588,407
Electrolux AB (Sweden) (Class B Stock)	27,300	637,255
Fujitsu General Ltd. (Japan)	7,000	203,266
Green Brick Partners, Inc.*	9,800	157,780
Husqvarna AB (Sweden) (Class B Stock)	557,640	6,131,512
Iida Group Holdings Co. Ltd. (Japan)	32,400	654,644
LG Electronics, Inc. (South Korea)	31,248	2,461,563
M/I Homes, Inc.*	93,500	4,305,675
Man Wah Holdings Ltd. (Hong Kong)	3,601,200	4,832,472
Meritage Homes Corp.*	48,800	5,387,032
Nien Made Enterprise Co. Ltd. (Taiwan)	155,000	1,854,753
Persimmon PLC (United Kingdom)	92,308	2,937,073
Pressance Corp. (Japan)	48,300	639,261
Redrow PLC (United Kingdom)*	575,298	2,994,958
Rinnai Corp. (Japan)	4,200	409,724
SEB SA (France)	10,588	1,723,606
Sekisui House Ltd. (Japan)	77,100	1,360,185
Sony Corp. (Japan)	309,400	23,633,903
Sumitomo Forestry Co. Ltd. (Japan)	17,400	276,819
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	44,800	174,847
Tamron Co. Ltd. (Japan)	26,100	411,760
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Taylor Wimpey PLC (United Kingdom)	594,878	$ 830,485
Tempur Sealy International, Inc.*	62,000	5,529,780
TopBuild Corp.*	3,400	580,346
TRI Pointe Group, Inc.*	40,900	741,926
Vistry Group PLC (United Kingdom)*	701,498	5,149,368
		103,044,847
Household Products — 1.0%
Earth Corp. (Japan)	8,500	632,006
Essity AB (Sweden) (Class B Stock)*	72,502	2,446,399
Henkel AG & Co. KGaA (Germany)	11,651	1,089,003
Kimberly-Clark Corp.	275,500	40,680,330
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	191,100	301,971
Lion Corp. (Japan)	28,900	594,617
Procter & Gamble Co. (The)	792,100	110,093,979
Reckitt Benckiser Group PLC (United Kingdom)	84,085	8,214,342
Reynolds Consumer Products, Inc.	41,000	1,255,420
Unicharm Corp. (Japan)	48,600	2,178,813
Vinda International Holdings Ltd. (Hong Kong)	8,000	26,322
		167,513,202
Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	1,744,800	31,598,328
China Resources Power Holdings Co. Ltd. (China)	170,000	188,774
Drax Group PLC (United Kingdom)	950,931	3,264,667
Electric Power Development Co. Ltd. (Japan)	299,200	4,616,943
NTPC Ltd. (India)	433,413	501,475
Vistra Corp.	1,143,100	21,558,866
		61,729,053
Industrial Conglomerates — 0.3%
3M Co.	166,800	26,718,024
CITIC Ltd. (China)	868,000	641,847
CJ Corp. (South Korea)	7,047	488,511
CK Hutchison Holdings Ltd. (United Kingdom)	965,500	5,848,221
DCC PLC (United Kingdom)	10,908	843,041
Hanwha Corp. (South Korea)	26,213	565,924
Jardine Matheson Holdings Ltd. (Hong Kong)	22,500	893,495
KOC Holding A/S (Turkey)	41,784	79,488
LG Corp. (South Korea)	1,638	103,986
Lifco AB (Sweden) (Class B Stock)	4,615	357,897
Nolato AB (Sweden) (Class B Stock)*	2,554	248,420
Rheinmetall AG (Germany)	4,716	424,027
Shanghai Industrial Holdings Ltd. (China)	137,000	183,056
Shun Tak Holdings Ltd. (Hong Kong)	9,296,000	2,995,435
Sime Darby Bhd (Malaysia)	437,100	263,180
Toshiba Corp. (Japan)	43,800	1,113,271
		41,767,823

A11

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance — 1.5%
Admiral Group PLC (United Kingdom)	23,471	$ 790,805
Aegon NV (Netherlands)	459,773	1,196,655
Aflac, Inc.	532,400	19,352,740
Ageas SA/NV (Belgium)	114,349	4,677,959
AIA Group Ltd. (Hong Kong)	117,600	1,165,795
Alleghany Corp.	10,400	5,412,680
Allianz SE (Germany)	6,404	1,228,367
Allstate Corp. (The)	378,200	35,603,748
American Financial Group, Inc.	173,800	11,641,124
Argo Group International Holdings Ltd.	13,500	464,805
ASR Nederland NV (Netherlands)	116,451	3,928,063
Aviva PLC (United Kingdom)	1,254,157	4,613,980
AXA SA (France)	45,971	847,679
BB Seguridade Participacoes SA (Brazil)	177,600	770,373
Brighthouse Financial, Inc.*	48,200	1,297,062
Bupa Arabia for Cooperative Insurance Co. (Saudi Arabia)*	5,428	177,843
China Development Financial Holding Corp. (Taiwan)	792,000	233,830
China Life Insurance Co. Ltd. (Taiwan)	414,000	285,288
China Life Insurance Co. Ltd. (China) (Class H Stock)	346,000	782,349
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	61,800	176,236
China Reinsurance Group Corp. (China) (Class H Stock)	1,896,000	175,206
CNO Financial Group, Inc.	94,000	1,507,760
CNP Assurances (France)*	20,349	254,329
DB Insurance Co. Ltd. (South Korea)	22,119	852,380
Direct Line Insurance Group PLC (United Kingdom)	335,502	1,167,216
Employers Holdings, Inc.	11,200	338,800
Fairfax Financial Holdings Ltd. (Canada)	5,600	1,649,026
First American Financial Corp.	38,100	1,939,671
Fubon Financial Holding Co. Ltd. (Taiwan)	176,000	256,065
Genworth Financial, Inc. (Class A Stock)*	112,900	378,215
Great-West Lifeco, Inc. (Canada)	43,200	844,177
Hanover Insurance Group, Inc. (The)	63,600	5,926,248
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	46,542	887,353
iA Financial Corp., Inc. (Canada)	23,900	831,936
Intact Financial Corp. (Canada)	7,800	835,210
Japan Post Holdings Co. Ltd. (Japan)	784,400	5,337,307
Japan Post Insurance Co. Ltd. (Japan)	612,900	9,631,016
Just Group PLC (United Kingdom)*	514,639	298,040
Legal & General Group PLC (United Kingdom)	1,859,329	4,492,433
Lincoln National Corp.(a)	226,700	7,102,511
Manulife Financial Corp. (Canada)	137,700	1,915,215
Mercury General Corp.	17,900	740,523
MetLife, Inc.	659,300	24,506,181
MS&AD Insurance Group Holdings, Inc. (Japan)	54,600	1,464,488
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
New China Life Insurance Co. Ltd. (China) (Class H Stock)	240,200	$ 904,306
NN Group NV (Netherlands)	373,070	14,003,490
Old Mutual Ltd. (South Africa)	116,968	72,353
Old Republic International Corp.	1,131,200	16,673,888
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	189,000	56,320
Phoenix Group Holdings PLC (United Kingdom)	55,042	488,811
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	168,000	117,950
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	68,500	709,598
Porto Seguro SA (Brazil)	114,100	978,685
Poste Italiane SpA (Italy), 144A	64,120	569,013
Power Corp. of Canada (Canada)	103,100	2,020,111
Primerica, Inc.	7,900	893,806
Rand Merchant Investment Holdings Ltd. (South Africa)	17,556	30,349
Sampo OYJ (Finland) (Class A Stock)	4,845	191,594
SCOR SE (France)*	28,323	785,272
Selective Insurance Group, Inc.	11,500	592,135
Sompo Holdings, Inc. (Japan)	68,500	2,360,281
Stewart Information Services Corp.	65,000	2,842,450
Sul America SA (Brazil), UTS	114,200	802,627
Sun Life Financial, Inc. (Canada)	20,900	851,665
Swiss Life Holding AG (Switzerland)	3,838	1,452,401
T&D Holdings, Inc. (Japan)	1,191,700	11,704,437
Third Point Reinsurance Ltd. (Bermuda)*	75,800	526,810
Tryg A/S (Denmark)	14,052	443,656
Unipol Gruppo SpA (Italy)*	1,060,658	4,634,574
Universal Insurance Holdings, Inc.	48,300	668,472
Zurich Insurance Group AG (Switzerland)	17,174	5,978,424
		239,332,165
Interactive Media & Services — 2.2%
Alphabet, Inc. (Class A Stock)*	60,400	88,522,240
Alphabet, Inc. (Class C Stock)*	50,793	74,645,393
Auto Trader Group PLC (United Kingdom), 144A	118,578	860,964
Autohome, Inc. (China), ADR	1,300	124,800
Cars.com, Inc.*(a)	216,600	1,750,128
Facebook, Inc. (Class A Stock)*	645,100	168,951,690
Kakao Corp. (South Korea)	3,186	993,403
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	77,700	134,421
Mixi, Inc. (Japan)	7,600	204,182
QuinStreet, Inc.*	80,500	1,275,120
Tencent Holdings Ltd. (China)	144,000	9,709,312
		347,171,653
Internet & Direct Marketing Retail — 2.6%
1-800-Flowers.com, Inc. (Class A Stock)*	6,000	149,640
Alibaba Group Holding Ltd. (China), ADR*	53,064	15,599,755

A12

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
Amazon.com, Inc.*	92,500	$ 291,257,525
boohoo Group PLC (United Kingdom)*	1,021,393	4,950,595
Delivery Hero SE (Germany), 144A*	13,393	1,540,086
eBay, Inc.	756,600	39,418,860
Etsy, Inc.*	36,000	4,378,680
HelloFresh SE (Germany)*	181,043	10,100,652
JD.com, Inc. (China), ADR*	33,800	2,623,218
Kogan.com Ltd. (Australia)	100,289	1,461,919
Meituan Dianping (China) (Class B Stock)*	84,400	2,663,582
Naspers Ltd. (South Africa) (Class N Stock)	4,685	829,853
Overstock.com, Inc.*(a)	30,800	2,237,620
Qurate Retail, Inc. (Class A Stock)	207,800	1,492,004
Shop Apotheke Europe NV (Netherlands), 144A*	1,506	264,444
Stamps.com, Inc.*	139,300	33,564,335
Zalando SE (Germany), 144A*	17,418	1,630,356
zooplus AG (Germany)*	900	167,399
ZOZO, Inc. (Japan)	14,000	390,494
		414,721,017
IT Services — 2.4%
Accenture PLC (Class A Stock)	266,500	60,226,335
Amdocs Ltd.(a)	260,800	14,972,528
Atos SE (France)*	10,816	871,097
Automatic Data Processing, Inc.	56,300	7,853,287
Bechtle AG (Germany)	8,350	1,688,288
CACI International, Inc. (Class A Stock)*	64,700	13,791,452
Capgemini SE (France)	29,143	3,737,165
CGI, Inc. (Canada)*	6,500	441,193
Cognizant Technology Solutions Corp. (Class A Stock)	623,500	43,283,370
Computacenter PLC (United Kingdom)	23,455	717,203
Data#3 Ltd. (Australia)	86,541	411,622
EPAM Systems, Inc.*	51,600	16,681,248
Euronet Worldwide, Inc.*	23,900	2,177,290
Fujitsu Ltd. (Japan)	136,100	18,624,770
Future Corp. (Japan)	59,200	1,230,931
GMO Payment Gateway, Inc. (Japan)	4,800	513,813
Hackett Group, Inc. (The)	36,200	404,716
HCL Technologies Ltd. (India)	860,419	9,508,141
Information Services International-Dentsu Ltd. (Japan)	3,400	214,223
Infosys Ltd. (India)	269,465	3,722,122
International Business Machines Corp.	147,000	17,885,490
International Money Express, Inc.*	9,500	136,468
Itochu Techno-Solutions Corp. (Japan)	29,600	1,124,616
KBR, Inc.	604,900	13,525,564
Leidos Holdings, Inc.	151,800	13,532,970
MAXIMUS, Inc.	2,300	157,343
NEC Corp. (Japan)	39,900	2,334,200
NEC Networks & System Integration Corp. (Japan)	35,200	674,095
NET One Systems Co. Ltd. (Japan)	8,600	392,101
Nihon Unisys Ltd. (Japan)	42,600	1,342,817
Nomura Research Institute Ltd. (Japan)	208,800	6,148,871
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
NSD Co. Ltd. (Japan)	32,900	$ 644,826
Obic Co. Ltd. (Japan)	27,200	4,776,493
Otsuka Corp. (Japan)	67,800	3,469,203
PayPal Holdings, Inc.*	423,800	83,501,314
Perspecta, Inc.	515,100	10,018,695
Reply SpA (Italy)	2,274	262,339
S&T AG (Austria)*	6,465	135,384
Science Applications International Corp.(a)	59,500	4,665,990
Solutions SE (France)*(a)	46,540	978,024
Sopra Steria Group (France)*	5,311	845,128
Tata Consultancy Services Ltd. (India)	59,342	2,010,435
Tech Mahindra Ltd. (India)	274,606	2,959,398
TechMatrix Corp. (Japan)	10,800	235,430
TietoEVRY OYJ (Finland)	11,210	310,401
TTEC Holdings, Inc.	9,000	490,950
Visa, Inc. (Class A Stock)(a)	60,300	12,058,191
Wipro Ltd. (India)	1,759,717	7,500,016
		393,187,546
Leisure Products — 0.3%
American Outdoor Brands, Inc.*	112,900	1,471,087
Brunswick Corp.	254,100	14,969,031
Games Workshop Group PLC (United Kingdom)	28,649	3,768,982
Giant Manufacturing Co. Ltd. (Taiwan)	3,000	28,484
Johnson Outdoors, Inc. (Class A Stock)	400	32,756
Malibu Boats, Inc. (Class A Stock)*	36,500	1,808,940
MasterCraft Boat Holdings, Inc.*	26,600	465,234
Nautilus, Inc.*	34,600	593,736
Polaris, Inc.	72,800	6,867,952
Shimano, Inc. (Japan)	18,100	3,561,439
Smith & Wesson Brands, Inc.(a)	510,000	7,915,200
Technogym SpA (Italy), 144A*	20,085	172,390
Thule Group AB (Sweden), 144A	12,320	407,003
		42,062,234
Life Sciences Tools & Services — 0.6%
Bio-Techne Corp.	41,400	10,256,022
Charles River Laboratories International, Inc.*	42,900	9,714,705
Lonza Group AG (Switzerland)	1,216	748,935
Medpace Holdings, Inc.*	34,600	3,866,550
PerkinElmer, Inc.	27,300	3,426,423
PRA Health Sciences, Inc.*	70,000	7,100,800
Sartorius Stedim Biotech (France)	30,312	10,460,987
Tecan Group AG (Switzerland)	1,190	593,013
Thermo Fisher Scientific, Inc.	113,000	49,891,760
		96,059,195
Machinery — 1.0%
Aalberts NV (Netherlands)	11,330	408,534
AGCO Corp.	210,700	15,648,689
Alfa Laval AB (Sweden)*	35,664	788,195
Allison Transmission Holdings, Inc.	257,300	9,041,522
Altra Industrial Motion Corp.	84,100	3,109,177
ANDRITZ AG (Austria)	27,079	836,632

A13

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Atlas Copco AB (Sweden) (Class A Stock)	139,390	$ 6,648,768
Atlas Copco AB (Sweden) (Class B Stock)	66,833	2,788,996
Bucher Industries AG (Switzerland)	826	314,736
Cargotec OYJ (Finland) (Class B Stock)	6,320	217,908
CIRCOR International, Inc.*	7,500	205,125
Crane Co.	195,000	9,775,350
Cummins, Inc.	16,000	3,378,560
Donaldson Co., Inc.	106,300	4,934,446
EnPro Industries, Inc.	6,400	361,024
Epiroc AB (Sweden) (Class A Stock)	285,619	4,139,315
Epiroc AB (Sweden) (Class B Stock)	78,148	1,084,805
Fuji Corp. (Japan)	8,200	161,779
Gates Industrial Corp. PLC*	42,400	471,488
GEA Group AG (Germany)	19,566	686,270
Haitian International Holdings Ltd. (China)	15,000	35,040
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)	222	41,149
IMI PLC (United Kingdom)	26,764	362,672
Interpump Group SpA (Italy)	8,564	318,494
ITT, Inc.	107,100	6,324,255
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	20,020	211,621
Knorr-Bremse AG (Germany)	5,562	655,854
Kone OYJ (Finland) (Class B Stock)	198,290	17,412,564
Konecranes OYJ (Finland)	6,488	203,367
Lincoln Electric Holdings, Inc.	21,200	1,951,248
METAWATER Co. Ltd. (Japan)	6,600	143,907
Metso Outotec OYJ (Finland)	44,685	314,056
Mueller Industries, Inc.	28,100	760,386
Nabtesco Corp. (Japan)	11,200	407,269
Nordson Corp.	9,800	1,879,836
Obara Group, Inc. (Japan)	19,500	658,250
Oshkosh Corp.	252,800	18,580,800
Otis Worldwide Corp.	41,550	2,593,551
Pentair PLC	300,700	13,763,039
Rexnord Corp.	37,600	1,121,984
Rotork PLC (United Kingdom)	104,896	380,291
Sandvik AB (Sweden)*	134,737	2,627,738
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	88,340	325,949
Schindler Holding AG (Switzerland)	2,282	620,182
Shyft Group, Inc. (The)	65,300	1,232,864
Sinotruk Hong Kong Ltd. (China)	20,500	52,974
SKF AB (Sweden) (Class B Stock)	43,074	887,809
SMC Corp. (Japan)	6,800	3,773,535
Spirax-Sarco Engineering PLC (United Kingdom)	4,215	600,231
SPX Corp.*	54,300	2,518,434
Standex International Corp.	16,500	976,800
Takeuchi Manufacturing Co. Ltd. (Japan)	11,400	225,462
Techtronic Industries Co. Ltd. (Hong Kong)	315,000	4,195,818
Timken Co. (The)	111,300	6,034,686
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Toro Co. (The)	31,900	$ 2,678,005
TriMas Corp.*	7,000	159,600
Valmet OYJ (Finland)	150,753	3,721,940
VAT Group AG (Switzerland), 144A	3,032	577,902
Weichai Power Co. Ltd. (China) (Class H Stock)	122,000	247,200
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,282,400	933,157
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class H Stock)	913,000	885,210
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class A Stock)*	228,778	274,719
		166,671,167
Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	1,677	2,458,197
AP Moller - Maersk A/S (Denmark) (Class B Stock)	4,729	7,492,672
Costamare, Inc. (Monaco)	140,100	850,407
D/S Norden A/S (Denmark)	212,808	3,451,695
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)*	52,000	28,716
Kuehne + Nagel International AG (Switzerland)	16,276	3,162,088
Matson, Inc.	15,700	629,413
MISC Bhd (Malaysia)	223,400	404,217
Nippon Yusen KK (Japan)	19,800	342,702
SITC International Holdings Co. Ltd. (China)	1,105,000	1,537,773
		20,357,880
Media — 0.4%
Cable One, Inc.	3,400	6,410,462
China South Publishing & Media Group Co. Ltd. (China) (Class A Stock)	136,000	218,245
Comcast Corp. (Class A Stock)	561,000	25,951,860
Cyfrowy Polsat SA (Poland)*	81,302	568,326
Discovery, Inc. (Class A Stock)*(a)	19,100	415,807
Discovery, Inc. (Class C Stock)*	310,500	6,085,800
Entercom Communications Corp. (Class A Stock)	38,700	62,307
Focus Media Information Technology Co. Ltd. (China) (Class A Stock)	25,500	30,467
Future PLC (United Kingdom)	7,975	199,313
Gray Television, Inc.*	40,100	552,177
Megacable Holdings SAB de CV (Mexico), UTS	9,900	28,668
Meredith Corp.	10,600	139,072
Publicis Groupe SA (France)(a)	216,577	6,999,964
TEGNA, Inc.	177,800	2,089,150
Telenet Group Holding NV (Belgium)	73,470	2,853,770
ViacomCBS, Inc. (Class B Stock)	137,036	3,838,378
		56,443,766

A14

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining — 1.3%
Alrosa PJSC (Russia)	970,960	$ 921,680
Anglo American Platinum Ltd. (South Africa)	13,388	928,957
Anglo American PLC (South Africa)	545,773	13,153,408
APERAM SA (Luxembourg)	14,764	414,301
Arconic Corp.*	25,600	487,680
Aurubis AG (Germany)	18,575	1,262,012
BHP Group Ltd. (Australia)	387,425	9,902,361
BHP Group PLC (Australia)	582,377	12,408,933
BlueScope Steel Ltd. (Australia)	105,303	960,328
Boliden AB (Sweden)	31,392	931,826
Centamin PLC (Egypt)	113,062	295,065
Coronado Global Resources, Inc. (Australia), CDI, 144A	2,892,727	1,986,474
Dowa Holdings Co. Ltd. (Japan)	6,600	193,862
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	1,429,855	1,753,372
Evolution Mining Ltd. (Australia)	194,367	802,843
Evraz PLC (Russia)	656,155	2,907,554
Ferrexpo PLC (Ukraine)	437,518	996,187
Fortescue Metals Group Ltd. (Australia)	1,890,726	22,193,562
Hecla Mining Co.	396,600	2,014,728
Hindalco Industries Ltd. (India)	374,466	894,665
Hunan Valin Steel Co. Ltd. (China) (Class A Stock)	330,000	245,823
IGO Ltd. (Australia)	91,720	273,569
Impala Platinum Holdings Ltd. (South Africa)	110,915	959,809
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	28,000	31,541
KAZ Minerals PLC (Kazakhstan)	25,800	174,393
KGHM Polska Miedz SA (Poland)*	3,292	100,241
Kumba Iron Ore Ltd. (South Africa)	72,434	2,146,884
Magnitogorsk Iron & Steel Works PJSC (Russia)	3,914,200	1,943,087
Mineral Resources Ltd. (Australia)	132,235	2,376,487
MMC Norilsk Nickel PJSC (Russia)	26,075	6,303,669
Newcrest Mining Ltd. (Australia)	144,840	3,244,035
Newmont Corp.	654,400	41,521,680
Northam Platinum Ltd. (South Africa)*	8,395	85,442
Novolipetsk Steel PJSC (Russia)	421,240	930,487
Olympic Steel, Inc.	7,700	87,472
Polyus PJSC (Russia)	20,390	4,277,780
Ramelius Resources Ltd. (Australia)	1,703,481	2,552,813
Regis Resources Ltd. (Australia)	54,532	196,221
Reliance Steel & Aluminum Co.	72,038	7,350,757
Rio Tinto Ltd. (Australia)	80,561	5,463,257
Rio Tinto PLC (Australia)	358,543	21,529,660
Royal Gold, Inc.	20,300	2,439,451
Ryerson Holding Corp.*	21,400	122,622
Sandfire Resources Ltd. (Australia)	117,210	344,618
Severstal PJSC (Russia)	398,851	5,092,901
Silver Lake Resources Ltd. (Australia)*	144,414	240,132
South32 Ltd. (Australia)	541,820	798,228
SSAB AB (Sweden) (Class B Stock)*	77,070	245,440
Steel Dynamics, Inc.	707,700	20,261,451
Sumitomo Metal Mining Co. Ltd. (Japan)	26,400	816,759
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
SunCoke Energy, Inc.	38,100	$ 130,302
Tokyo Steel Manufacturing Co. Ltd. (Japan)	121,900	828,272
Vale SA (Brazil)	133,845	1,410,450
Worthington Industries, Inc.	48,600	1,981,908
Yamato Kogyo Co. Ltd. (Japan)	60,700	1,483,126
		213,400,565
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management, Inc.	3,248,100	23,126,472
Ares Commercial Real Estate Corp.	19,800	180,972
Chimera Investment Corp.	270,200	2,215,640
Colony Credit Real Estate, Inc.	132,800	652,048
Exantas Capital Corp.(a)	41,000	85,690
Ladder Capital Corp.	15,527	110,552
Ready Capital Corp.	100,800	1,128,960
Starwood Property Trust, Inc.	994,300	15,003,987
TPG RE Finance Trust, Inc.	241,700	2,044,782
Western Asset Mortgage Capital Corp.	61,700	125,868
		44,674,971
Multiline Retail — 0.4%
B&M European Value Retail SA (United Kingdom)	104,016	662,405
Big Lots, Inc.	2,700	120,420
Dollar General Corp.	85,700	17,964,434
Europris ASA (Norway), 144A	34,327	176,902
Harvey Norman Holdings Ltd. (Australia)	69,445	226,438
Izumi Co. Ltd. (Japan)	5,400	196,711
Marks & Spencer Group PLC (United Kingdom)	196,439	246,484
Ollie’s Bargain Outlet Holdings, Inc.*	16,100	1,406,335
Seria Co. Ltd. (Japan)	53,100	2,260,085
Target Corp.	269,100	42,361,722
Wesfarmers Ltd. (Australia)	199,546	6,379,637
		72,001,573
Multi-Utilities — 0.6%
A2A SpA (Italy)	771,281	1,121,886
ACEA SpA (Italy)	8,899	187,321
AGL Energy Ltd. (Australia)	72,778	711,539
MDU Resources Group, Inc.	713,193	16,046,843
NorthWestern Corp.	2,300	111,872
Public Service Enterprise Group, Inc.	674,800	37,053,268
Sempra Energy	315,700	37,366,252
		92,598,981
Oil, Gas & Consumable Fuels — 0.9%
Adaro Energy Tbk PT (Indonesia)	11,270,500	862,394
BW LPG Ltd. (Singapore), 144A	1,412,027	5,847,989
China Coal Energy Co. Ltd. (China) (Class H Stock)	113,000	27,723
China Merchants Energy Shipping Co. Ltd. (China) (Class A Stock)	243,000	207,479
Cimarex Energy Co.	470,200	11,439,966
CNOOC Ltd. (China)	406,000	392,423

A15

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cosan SA (Brazil)	60,600	$ 738,630
COSCO SHIPPING Energy Transportation Co. Ltd. (China) (Class H Stock)	1,380,000	571,724
DHT Holdings, Inc.	85,100	439,116
Diamond S Shipping, Inc.*	83,200	571,584
Dorian LPG Ltd.*	19,600	156,996
Ecopetrol SA (Colombia)	2,443,020	1,209,700
EOG Resources, Inc.	237,800	8,546,532
Equinor ASA (Norway)	117,124	1,664,300
Euronav NV (Belgium)	446,068	3,957,438
Exxaro Resources Ltd. (South Africa)	128,406	955,767
Frontera Energy Corp. (Colombia)(a)	20,208	32,535
Frontline Ltd. (Norway)(a)	488,553	3,207,107
Gazprom PJSC (Russia), ADR	37,960	165,311
Gaztransport Et Technigaz SA (France)	8,111	776,064
Inpex Corp. (Japan)	117,200	626,433
International Seaways, Inc.(a)	41,000	599,010
Iwatani Corp. (Japan)	3,900	146,164
Japan Petroleum Exploration Co. Ltd. (Japan)	56,400	872,957
Kinder Morgan, Inc.	1,837,200	22,652,676
Koninklijke Vopak NV (Netherlands)	51,826	2,923,253
LUKOIL PJSC (Russia)	6,136	355,248
LUKOIL PJSC (Russia), ADR	11,002	634,250
Lundin Energy AB (Sweden)	63,458	1,263,649
Neste OYJ (Finland)	296,358	15,564,538
Oil & Gas Development Co. Ltd. (Pakistan)	41,400	25,894
OMV AG (Austria)*	16,112	441,763
Petroleo Brasileiro SA (Brazil)	85,200	301,300
Petronet LNG Ltd. (India)	41,237	123,482
Phillips 66	149,000	7,724,160
Pioneer Natural Resources Co.	223,300	19,201,567
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	219,306	286,520
PTT Exploration & Production PCL (Thailand)	33,700	84,180
Reliance Industries Ltd. (India)	28,641	869,251
Renewable Energy Group, Inc.*(a)	17,700	945,534
Repsol SA (Spain)	127,011	850,753
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	485,171	6,026,377
Santos Ltd. (Australia)	1,369,746	4,827,060
Surgutneftegas PJSC (Russia)	1,583,500	708,320
Tatneft PJSC (Russia)	88,428	525,801
Teekay Tankers Ltd. (Bermuda) (Class A Stock)*(a)	97,300	1,054,732
United Tractors Tbk PT (Indonesia)	537,200	825,782
World Fuel Services Corp.	355,800	7,539,402
		139,770,834
Paper & Forest Products — 0.0%
Boise Cascade Co.	54,000	2,155,680
Hokuetsu Corp. (Japan)	94,300	324,899
Holmen AB (Sweden) (Class B Stock)	6,725	249,455
Louisiana-Pacific Corp.	68,500	2,021,435
Mondi PLC (United Kingdom)	58,938	1,241,529
	Shares	Value
Common Stocks (continued)
Paper & Forest Products (cont’d.)
Neenah, Inc.	16,800	$ 629,496
Schweitzer-Mauduit International, Inc.	5,700	173,223
Verso Corp. (Class A Stock)	30,500	240,645
		7,036,362
Personal Products — 0.3%
Best World International Ltd. (Singapore)^	126,000	23,953
Hengan International Group Co. Ltd. (China)	131,000	957,967
L’Oreal SA (France)	1,800	585,153
Medifast, Inc.	2,900	476,905
Nu Skin Enterprises, Inc. (Class A Stock)	125,300	6,276,277
Rohto Pharmaceutical Co. Ltd. (Japan)	9,900	325,588
Unilever NV (United Kingdom)	418,991	25,272,618
Unilever PLC (United Kingdom)	140,050	8,621,031
USANA Health Sciences, Inc.*	12,400	913,260
		43,452,752
Pharmaceuticals — 3.3%
Amneal Pharmaceuticals, Inc.*	274,000	1,063,120
Amphastar Pharmaceuticals, Inc.*	43,400	813,750
Astellas Pharma, Inc. (Japan)	279,300	4,161,563
AstraZeneca PLC (United Kingdom)	72,433	7,908,533
Aurobindo Pharma Ltd. (India)	61,620	667,542
Bayer AG (Germany)	56,394	3,472,820
Bristol-Myers Squibb Co.	989,200	59,638,868
Catalent, Inc.*	46,700	4,000,322
China Medical System Holdings Ltd. (China)	497,000	551,224
China Resources Pharmaceutical Group Ltd. (China), 144A	55,000	28,415
Chugai Pharmaceutical Co. Ltd. (Japan)	95,700	4,292,923
Cipla Ltd. (India)	41,396	436,856
CSPC Pharmaceutical Group Ltd. (China)	126,000	246,890
Dr. Reddy’s Laboratories Ltd. (India)	48,145	3,393,726
Eisai Co. Ltd. (Japan)	30,300	2,760,370
Eli Lilly & Co.	369,500	54,693,390
Endo International PLC*(a)	208,300	687,390
Faes Farma SA (Spain)	55,368	223,637
GlaxoSmithKline PLC (United Kingdom)	1,546,081	28,924,772
Hikma Pharmaceuticals PLC (Jordan)	301,359	10,065,364
Ipsen SA (France)	4,548	476,800
Jazz Pharmaceuticals PLC*	1,100	156,849
Johnson & Johnson	489,300	72,846,984
Kaken Pharmaceutical Co. Ltd. (Japan)	3,200	146,751
Kalbe Farma Tbk PT (Indonesia)	486,000	50,656
Kissei Pharmaceutical Co. Ltd. (Japan)	8,500	191,965
Lannett Co., Inc.*(a)	39,700	242,567
Livzon Pharmaceutical Group, Inc. (China) (Class A Stock)	19,200	140,007
Merck & Co., Inc.	742,800	61,615,260
Novartis AG (Switzerland)	419,806	36,393,397

A16

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Novo Nordisk A/S (Denmark) (Class B Stock)	191,892	$ 13,261,711
Ono Pharmaceutical Co. Ltd. (Japan)	140,200	4,417,546
Orion OYJ (Finland) (Class B Stock)	175,034	7,908,985
Osmotica Pharmaceuticals PLC*(a)	70,000	378,700
Otsuka Holdings Co. Ltd. (Japan)	163,500	6,920,339
Perrigo Co. PLC	31,800	1,459,938
Pfizer, Inc.	1,184,800	43,482,160
Prestige Consumer Healthcare, Inc.*	136,300	4,964,046
Recordati Industria Chimica e Farmaceutica SpA (Italy)	12,867	659,093
Richter Gedeon Nyrt (Hungary)	69,090	1,459,492
Roche Holding AG (Switzerland)	127,440	43,653,964
Sanofi (France)	254,466	25,441,312
Sawai Pharmaceutical Co. Ltd. (Japan)	4,200	211,771
Shandong Buchang Pharmaceuticals Co. Ltd. (China) (Class A Stock)	24,486	90,049
Shionogi & Co. Ltd. (Japan)	107,300	5,741,637
Supernus Pharmaceuticals, Inc.*	96,600	2,013,144
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	188,191	1,695,601
Torii Pharmaceutical Co. Ltd. (Japan)	66,600	1,897,085
UCB SA (Belgium)	14,253	1,618,052
United Laboratories International Holdings Ltd. (The) (Hong Kong)	1,644,000	1,700,442
		529,267,778
Professional Services — 0.3%
Adecco Group AG (Switzerland)	17,161	902,993
ASGN, Inc.*	100,000	6,356,000
Barrett Business Services, Inc.	13,500	707,940
BayCurrent Consulting, Inc. (Japan)	58,600	8,163,186
Benefit One, Inc. (Japan)	9,600	242,899
CoreLogic, Inc.	57,600	3,897,792
Experian PLC (United Kingdom)	105,545	3,968,790
Heidrick & Struggles International, Inc.	21,100	414,615
IR Japan Holdings Ltd. (Japan)	25,500	3,238,438
Kelly Services, Inc. (Class A Stock)	41,400	705,456
Kforce, Inc.	26,100	839,637
Nihon M&A Center, Inc. (Japan)	17,100	977,840
Persol Holdings Co. Ltd. (Japan)	22,500	366,241
Randstad NV (Netherlands)*	35,672	1,861,361
RWS Holdings PLC (United Kingdom)	23,130	168,639
SMS Co. Ltd. (Japan)	7,800	226,563
Teleperformance (France)	6,918	2,133,172
TriNet Group, Inc.*	29,800	1,767,736
UT Group Co. Ltd. (Japan)*	5,500	186,611
Wolters Kluwer NV (Netherlands)	85,684	7,310,769
		44,436,678
Real Estate Management & Development — 0.4%
Agile Group Holdings Ltd. (China)	1,532,000	2,018,664
Aldar Properties PJSC (United Arab Emirates)	1,483,239	814,005
Allreal Holding AG (Switzerland)	1,612	347,763
Aroundtown SA (Germany)*	129,950	653,424
CA Immobilien Anlagen AG (Austria)	6,222	184,170
Castellum AB (Sweden)	26,880	610,769
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
China Aoyuan Group Ltd. (China)	252,000	$ 259,354
China Evergrande Group (China)	123,000	314,631
China Overseas Land & Investment Ltd. (China)	314,500	794,296
CIFI Holdings Group Co. Ltd. (China)	1,150,000	855,045
CK Asset Holdings Ltd. (Hong Kong)	525,000	2,576,343
Country Garden Holdings Co. Ltd. (China)	542,000	668,694
Cushman & Wakefield PLC*(a)	95,300	1,001,603
Daiwa House Industry Co. Ltd. (Japan)	68,600	1,759,961
Deutsche Wohnen SE (Germany)	58,610	2,930,409
Emaar Properties PJSC (United Arab Emirates)*	1,064,339	810,077
Entra ASA (Norway), 144A	19,495	275,045
Fabege AB (Sweden)	30,316	420,542
Greenland Holdings Corp. Ltd. (China) (Class A Stock)	183,800	173,483
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	632,000	821,050
Hang Lung Properties Ltd. (Hong Kong)	205,000	522,626
Henderson Land Development Co. Ltd. (Hong Kong)	1,449,200	5,375,948
Hongkong Land Holdings Ltd. (Hong Kong)	29,700	110,669
Intershop Holding AG (Switzerland)	602	389,878
Jinke Properties Group Co. Ltd. (China) (Class A Stock)	185,200	248,059
Jones Lang LaSalle, Inc.(a)	36,903	3,530,141
K Wah International Holdings Ltd. (Hong Kong)	7,637,000	3,685,672
Kaisa Group Holdings Ltd. (China)*	1,259,000	649,176
Katitas Co. Ltd. (Japan)	8,400	238,301
Kenedix, Inc. (Japan)	440,800	2,329,244
Kerry Properties Ltd. (Hong Kong)	268,500	691,217
Kungsleden AB (Sweden)	21,145	200,625
KWG Group Holdings Ltd. (China)	824,500	1,423,067
Logan Group Co. Ltd. (China)	410,000	655,802
Longfor Group Holdings Ltd. (China), 144A	111,000	629,112
Mitsubishi Estate Co. Ltd. (Japan)	143,100	2,156,942
Mobimo Holding AG (Switzerland)*	1,544	453,699
New World Development Co. Ltd. (Hong Kong)	153,500	748,938
Newmark Group, Inc. (Class A Stock)	187,600	810,432
Pacific Century Premium Developments Ltd. (Hong Kong)*	38,988	10,204
Poly Developments & Holdings Group Co. Ltd. (China) (Class A Stock)	109,257	257,353
PSP Swiss Property AG (Switzerland)	4,859	588,700
Realogy Holdings Corp.*(a)	69,600	657,024
RMR Group, Inc. (The) (Class A Stock)	7,600	208,772
Seazen Holdings Co. Ltd. (China) (Class A Stock)	22,000	114,118
Shanghai Industrial Urban Development Group Ltd. (China)	27,400	2,629
Shenzhen Investment Ltd. (China)	642,000	188,557
Shimao Group Holdings Ltd. (China)	337,500	1,406,642

A17

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Sino Land Co. Ltd. (Hong Kong)	1,478,000	$ 1,732,818
Sino-Ocean Group Holding Ltd. (China)	2,275,000	461,223
Sun Hung Kai Properties Ltd. (Hong Kong)	52,483	673,919
Sunac China Holdings Ltd. (China)	109,000	429,160
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	479,000	2,319,096
Swire Properties Ltd. (Hong Kong)	134,600	356,625
TAG Immobilien AG (Germany)*	156,736	4,722,743
Vonovia SE (Germany)	61,911	4,243,696
Wharf Holdings Ltd. (The) (Hong Kong)	427,000	853,283
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	377,000	1,543,789
Wihlborgs Fastigheter AB (Sweden)	13,441	265,874
Yanlord Land Group Ltd. (Singapore)	2,005,100	1,668,608
Yuexiu Property Co. Ltd. (China)	5,550,000	1,087,262
		66,930,971
Road & Rail — 0.8%
Aurizon Holdings Ltd. (Australia)	768,492	2,346,420
Canadian National Railway Co. (Canada)	8,100	862,650
Canadian Pacific Railway Ltd. (Canada)	3,300	1,003,841
CSX Corp.	516,900	40,147,623
Daqin Railway Co. Ltd. (China) (Class A Stock)	30,000	28,233
Hitachi Transport System Ltd. (Japan)	5,500	174,095
J.B. Hunt Transport Services, Inc.	110,700	13,990,266
Landstar System, Inc.	83,300	10,453,317
Old Dominion Freight Line, Inc.	59,300	10,728,556
Redde Northgate PLC (United Kingdom)	341,950	815,579
Sakai Moving Service Co. Ltd. (Japan)	4,100	200,000
Sankyu, Inc. (Japan)	7,200	283,205
Union Pacific Corp.	140,800	27,719,296
Werner Enterprises, Inc.	387,500	16,271,125
		125,024,206
Semiconductors & Semiconductor Equipment — 2.8%
ams AG (Austria)*	457,649	10,415,170
Applied Materials, Inc.	728,200	43,291,490
ASE Technology Holding Co. Ltd. (Taiwan)	409,000	841,236
ASM International NV (Netherlands)	15,389	2,209,653
ASMedia Technology, Inc. (Taiwan)	18,000	914,774
ASML Holding NV (Netherlands)	16,941	6,247,909
BE Semiconductor Industries NV (Netherlands)	9,306	398,391
Brooks Automation, Inc.	57,400	2,655,324
Cabot Microelectronics Corp.	15,300	2,184,993
Cirrus Logic, Inc.*	56,900	3,837,905
Dialog Semiconductor PLC (United Kingdom)*	166,516	7,264,611
FormFactor, Inc.*	79,100	1,971,963
Globalwafers Co. Ltd. (Taiwan)	159,000	2,126,648
Intel Corp.	1,541,900	79,839,582
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
KLA Corp.	146,300	$ 28,344,162
LONGi Green Energy Technology Co. Ltd. (China) (Class A Stock)	29,059	324,089
MediaTek, Inc. (Taiwan)	143,000	3,026,397
Micron Technology, Inc.*	88,700	4,165,352
MKS Instruments, Inc.	141,300	15,434,199
Monolithic Power Systems, Inc.	36,500	10,205,765
Nanya Technology Corp. (Taiwan)	446,000	894,224
NeoPhotonics Corp.*	25,900	157,731
Novatek Microelectronics Corp. (Taiwan)	277,000	2,557,741
NVIDIA Corp.	177,500	96,066,550
Phison Electronics Corp. (Taiwan)	219,000	2,018,956
Photronics, Inc.*	53,200	529,872
Powertech Technology, Inc. (Taiwan)	635,000	1,905,565
Realtek Semiconductor Corp. (Taiwan)	149,000	1,914,222
Semtech Corp.*	296,400	15,697,344
Siltronic AG (Germany)	2,128	191,127
Skyworks Solutions, Inc.	250,500	36,447,750
STMicroelectronics NV (Switzerland)	325,692	10,012,475
Synaptics, Inc.*(a)	106,400	8,556,688
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	893,000	13,491,183
Teradyne, Inc.(a)	114,900	9,129,954
Tokyo Electron Ltd. (Japan)	41,600	10,852,782
Ultra Clean Holdings, Inc.*	77,100	1,654,566
Ulvac, Inc. (Japan)	5,600	203,232
United Microelectronics Corp. (Taiwan)	6,109,614	6,069,936
Vanguard International Semiconductor Corp. (Taiwan)	711,938	2,379,974
Win Semiconductors Corp. (Taiwan)	98,000	977,472
Winbond Electronics Corp. (Taiwan)	1,607,000	782,077
		448,191,034
Software — 4.3%
A10 Networks, Inc.*	38,700	246,519
Adobe, Inc.*	102,800	50,416,204
Avast PLC (United Kingdom), 144A	74,957	508,974
Avaya Holdings Corp.*	88,500	1,345,200
Box, Inc. (Class A Stock)*	15,500	269,080
CDK Global, Inc.	117,200	5,108,748
ChannelAdvisor Corp.*	30,200	436,994
Check Point Software Technologies Ltd. (Israel)*(a)	110,570	13,305,994
Citrix Systems, Inc.	21,100	2,905,681
Cloudera, Inc.*(a)	185,500	2,020,095
CommVault Systems, Inc.*	78,100	3,186,480
Computer Engineering & Consulting Ltd. (Japan)	63,200	981,675
Ebix, Inc.(a)	73,200	1,507,920
Envestnet, Inc.*	28,600	2,206,776
Fair Isaac Corp.*	15,800	6,721,004
Fortinet, Inc.*	28,100	3,310,461
Fortnox AB (Sweden)	6,127	184,278
Hundsun Technologies, Inc. (China) (Class A Stock)	6,420	93,914
Intuit, Inc.	154,600	50,432,066
J2 Global, Inc.*(a)	111,100	7,690,342

A18

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Kingsoft Corp. Ltd. (China)	19,000	$ 95,970
Manhattan Associates, Inc.*	90,100	8,603,649
Microsoft Corp.	1,798,900	378,362,637
MicroStrategy, Inc. (Class A Stock)*	13,000	1,957,280
Mitek Systems, Inc.*	24,200	308,308
Netcompany Group A/S (Denmark), 144A*	4,032	333,723
NortonLifeLock, Inc.	423,800	8,831,992
OneSpan, Inc.*	43,300	907,568
Oracle Corp.	954,700	56,995,590
Oracle Corp. (Japan)	64,500	6,955,971
Progress Software Corp.	56,900	2,087,092
PTC, Inc.*	102,700	8,495,344
SAP SE (Germany)	50,217	7,804,104
ServiceNow, Inc.*	65,300	31,670,500
Sinch AB (Sweden), 144A*	3,768	308,501
SPS Commerce, Inc.*	38,200	2,974,634
SS&C Technologies Holdings, Inc.	3,700	223,924
Synopsys, Inc.*	24,200	5,178,316
Teradata Corp.*(a)	138,800	3,150,760
Trend Micro, Inc. (Japan)	30,100	1,836,788
Verint Systems, Inc.*	47,500	2,288,550
Zoom Video Communications, Inc. (Class A Stock)*(a)	7,900	3,713,869
		685,963,475
Specialty Retail — 1.6%
Aaron’s, Inc.	12,900	730,785
America’s Car-Mart, Inc.*	3,300	280,104
Asbury Automotive Group, Inc.*	29,200	2,845,540
AutoNation, Inc.*	200,800	10,628,344
China Tourism Group Duty Free Corp. Ltd. (China) (Class A Stock)	2,700	89,338
DCM Holdings Co. Ltd. (Japan)	16,800	231,333
Dick’s Sporting Goods, Inc.	29,500	1,707,460
Dunelm Group PLC (United Kingdom)	286,642	5,175,078
EDION Corp. (Japan)	576,900	6,036,024
Fnac Darty SA (France)*	24,727	1,112,896
Foot Locker, Inc.	68,100	2,249,343
Frasers Group PLC (United Kingdom)*	154,408	684,605
Group 1 Automotive, Inc.	17,100	1,511,469
Hennes & Mauritz AB (Sweden) (Class B Stock)(a)	96,378	1,660,548
Hibbett Sports, Inc.*(a)	21,200	831,464
Hikari Tsushin, Inc. (Japan)	2,400	570,801
Home Depot, Inc. (The)	345,700	96,004,347
Hornbach Holding AG & Co. KGaA (Germany)	4,164	485,760
Hotai Motor Co. Ltd. (Taiwan)	3,000	67,330
Industria de Diseno Textil SA (Spain)	30,046	836,566
Jarir Marketing Co. (Saudi Arabia)	12,187	609,399
JB Hi-Fi Ltd. (Australia)	15,043	511,417
JD Sports Fashion PLC (United Kingdom)	110,415	1,151,578
JUMBO SA (Greece)	17,830	311,669
Kingfisher PLC (United Kingdom)	671,633	2,569,092
Kohnan Shoji Co. Ltd. (Japan)	5,500	214,306
Komeri Co. Ltd. (Japan)	6,300	199,110
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
K’s Holdings Corp. (Japan)	19,300	$ 260,278
Lowe’s Cos., Inc.	387,400	64,254,164
MarineMax, Inc.*	20,800	533,936
Murphy USA, Inc.*	88,800	11,390,376
Nitori Holdings Co. Ltd. (Japan)	50,700	10,531,293
O’Reilly Automotive, Inc.*	58,600	27,019,288
RH*	1,400	535,668
Sally Beauty Holdings, Inc.*(a)	15,800	137,302
Shimamura Co. Ltd. (Japan)	2,800	271,693
Sonic Automotive, Inc. (Class A Stock)	44,300	1,779,088
Super Retail Group Ltd. (Australia)	31,462	238,647
Williams-Sonoma, Inc.(a)	84,600	7,651,224
Yamada Holdings Co. Ltd. (Japan)	34,900	173,931
Zhongsheng Group Holdings Ltd. (China)	22,500	141,953
		264,224,547
Technology Hardware, Storage & Peripherals — 3.0%
Advantech Co. Ltd. (Taiwan)	90,188	911,411
Apple, Inc.	3,828,400	443,367,004
Asustek Computer, Inc. (Taiwan)	463,000	4,067,905
Brother Industries Ltd. (Japan)	85,100	1,350,839
Catcher Technology Co. Ltd. (Taiwan)	105,000	663,325
Chicony Electronics Co. Ltd. (Taiwan)	466,000	1,361,130
Compal Electronics, Inc. (Taiwan)	1,355,000	895,114
Diebold Nixdorf, Inc.*(a)	229,100	1,750,324
Eizo Corp. (Japan)	5,400	210,331
Elecom Co. Ltd. (Japan)	3,500	171,995
Inventec Corp. (Taiwan)	1,159,000	902,608
Lite-On Technology Corp. (Taiwan)	1,250,000	1,996,376
Logitech International SA (Switzerland)	76,592	5,907,041
MCJ Co. Ltd. (Japan)	293,700	2,685,548
Micro-Star International Co. Ltd. (Taiwan)	254,000	1,177,002
NCR Corp.*	73,600	1,629,504
Pegatron Corp. (Taiwan)	463,000	1,027,878
Quadient (France)	51,591	699,463
Quanta Computer, Inc. (Taiwan)	392,000	1,029,275
Samsung Electronics Co. Ltd. (South Korea)	92,045	4,576,169
Wistron Corp. (Taiwan)	1,646,000	1,703,705
Xiaomi Corp. (China) (Class B Stock), 144A*	38,000	101,644
		478,185,591
Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group PLC (United Kingdom)	76,464	1,528,040
Deckers Outdoor Corp.*	53,400	11,748,534
Feng TAY Enterprise Co. Ltd. (Taiwan)	127,200	767,395
Formosa Taffeta Co. Ltd. (Taiwan)	112,000	121,365
Goldwin, Inc. (Japan)	80,600	6,403,693
Kontoor Brands, Inc.(a)	25,800	624,360
Li Ning Co. Ltd. (China)	30,000	141,028
LVMH Moet Hennessy Louis Vuitton SE (France)	7,804	3,649,408
Pandora A/S (Denmark)	12,146	869,474
Pou Chen Corp. (Taiwan)	1,400,000	1,270,542

A19

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Swatch Group AG (The) (Switzerland)	6,528	$ 293,055
		27,416,894
Thrifts & Mortgage Finance — 0.1%
Axos Financial, Inc.*	47,100	1,097,901
Flagstar Bancorp, Inc.	19,100	565,933
HomeStreet, Inc.	13,000	334,880
Housing Development Finance Corp. Ltd. (India)	17,406	411,629
LIC Housing Finance Ltd. (India)	7,490	28,096
Meta Financial Group, Inc.	22,300	428,606
MGIC Investment Corp.	357,300	3,165,678
Mr. Cooper Group, Inc.*	73,100	1,631,592
Paragon Banking Group PLC (United Kingdom)	39,225	168,584
Premier Financial Corp.	10,400	161,980
		7,994,879
Tobacco — 0.7%
Altria Group, Inc.	1,164,000	44,976,960
British American Tobacco PLC (United Kingdom)	645,583	23,171,001
Gudang Garam Tbk PT (Indonesia)*	11,400	30,709
Imperial Brands PLC (United Kingdom)	683,565	12,060,850
ITC Ltd. (India)	152,187	354,687
Japan Tobacco, Inc. (Japan)	792,600	14,456,917
KT&G Corp. (South Korea)	14,519	1,020,596
Scandinavian Tobacco Group A/S (Denmark), 144A	358,409	5,314,976
Swedish Match AB (Sweden)	83,060	6,787,851
Turning Point Brands, Inc.(a)	28,100	783,990
		108,958,537
Trading Companies & Distributors — 0.4%
AddTech AB (Sweden) (Class B Stock)	30,096	393,968
AerCap Holdings NV (Ireland)*	355,059	8,943,936
Applied Industrial Technologies, Inc.	24,600	1,355,460
Ashtead Group PLC (United Kingdom)	54,823	1,971,840
Beijer Ref AB (Sweden)	6,014	198,575
Brenntag AG (Germany)	85,026	5,399,250
Bunzl PLC (United Kingdom)	41,811	1,349,939
Ferguson PLC	144,316	14,543,996
Foundation Building Materials, Inc.*	63,800	1,002,936
GMS, Inc.*	311,800	7,514,380
Grafton Group PLC (United Kingdom), UTS*	29,505	256,731
Hanwa Co. Ltd. (Japan)	10,800	215,750
Indutrade AB (Sweden)*	6,423	344,046
Kanamoto Co. Ltd. (Japan)	57,700	1,313,180
Marubeni Corp. (Japan)	198,400	1,124,729
Mitsui & Co. Ltd. (Japan)	545,000	9,354,554
MonotaRO Co. Ltd. (Japan)	14,800	734,853
MSC Industrial Direct Co., Inc. (Class A Stock)	46,200	2,923,536
Posco International Corp. (South Korea)	26,039	297,926
Univar Solutions, Inc.*	649,400	10,961,872
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Veritiv Corp.*	10,600	$ 134,196
Yuasa Trading Co. Ltd. (Japan)	10,700	333,370
		70,669,023
Transportation Infrastructure — 0.0%
CCR SA (Brazil)	26,000	58,983
Fraport AG Frankfurt Airport Services Worldwide (Germany)*(a)	14,660	581,615
International Container Terminal Services, Inc. (Philippines)	22,780	51,536
Westports Holdings Bhd (Malaysia)	77,400	72,339
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	40,000	28,923
		793,396
Water Utilities — 0.0%
American States Water Co.	27,900	2,091,105
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	100,200	834,836
		2,925,941
Wireless Telecommunication Services — 0.3%
China Mobile Ltd. (China)	253,000	1,626,794
Etihad Etisalat Co. (Saudi Arabia)*	8,512	64,982
Globe Telecom, Inc. (Philippines)	27,160	1,165,769
KDDI Corp. (Japan)	624,800	15,753,307
Mobile TeleSystems PJSC (Russia), ADR(a)	59,700	521,181
NTT DOCOMO, Inc. (Japan)	190,200	7,013,444
PLDT, Inc. (Philippines)	32,320	894,724
Shenandoah Telecommunications Co.	6,500	288,828
SK Telecom Co. Ltd. (South Korea)	478	97,364
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	551,000	293,051
SoftBank Corp. (Japan)(a)	792,300	8,856,553
SoftBank Group Corp. (Japan)	221,500	13,770,528
Telephone & Data Systems, Inc.	90,000	1,659,600
Turkcell Iletisim Hizmetleri A/S (Turkey)	77,711	153,214
		52,159,339

Total Common Stocks (cost $8,756,369,068)		9,584,375,640
Exchange-Traded Funds — 0.1%
iShares MSCI EAFE ETF(a)	151,246	9,626,808
iShares MSCI EAFE Small-Cap ETF(a)	116,400	6,866,436
iShares MSCI Emerging Markets ETF(a)	50,114	2,209,526

Total Exchange-Traded Funds (cost $17,916,361)		18,702,770
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	6,810	371,712
Hyundai Motor Co. (South Korea) (2nd PRFC)	12,212	922,034

A20

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Automobiles (cont’d.)
Hyundai Motor Co. (South Korea) (PRFC)	14,023	$ 1,016,456
Volkswagen AG (Germany) (PRFC)*	22,382	3,594,710
		5,904,912
Banks — 0.0%
Itausa SA (Brazil) (PRFC)	478,100	752,578
Beverages — 0.0%
Embotelladora Andina SA (Chile) (PRFC B)	118,498	261,881
Capital Markets — 0.0%
State Street Corp., 5.350%, Series G	60,000	1,663,800
Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	261,800	1,459,598
Cia Energetica de Minas Gerais (Brazil) (PRFC)	581,575	1,044,907
Cia Paranaense de Energia (Brazil) (PRFC B)	88,900	984,471
		3,488,976
Health Care Equipment & Supplies — 0.0%
Draegerwerk AG & Co. KGaA (Germany) (PRFC)*	4,139	359,670
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	49,731	5,197,610
Internet & Direct Marketing Retail — 0.0%
Qurate Retail, Inc., 8.000%*	6,234	614,049
Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	6,060	208,668
Oil, Gas & Consumable Fuels — 0.0%
Surgutneftegas PJSC (Russia) (PRFC)	1,479,100	746,993
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	18,914	814,882

Total Preferred Stocks (cost $20,099,213)		20,014,019

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.7%
Automobiles — 0.4%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class C
1.480%	02/18/26	1,300	1,317,036
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25	4,500	4,812,717
Series 2019-02A, Class A, 144A
3.350%	09/22/25	8,200	8,658,085
Series 2019-03A, Class A, 144A
2.360%	03/20/26	10,900	11,129,789
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2020-01A, Class A, 144A
2.330%	08/20/26	5,200	$ 5,314,406
Drive Auto Receivables Trust,
Series 2020-02, Class B
1.420%	03/17/25	1,800	1,820,743
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	800	801,866
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	9,000	9,913,569
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25	6,860	7,024,229
Series 2019-01A, Class A, 144A
3.630%	09/14/27	14,900	16,274,290
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25	2,000	2,024,268
			69,090,998
Collateralized Loan Obligations — 2.0%
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.349%(c)	07/20/30	5,000	4,999,752
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-09A, Class AR, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.645%(c)	07/15/32	15,000	14,837,049
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class A1, 144A
—%(p)	10/25/31	15,000	15,000,000
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.611%(c)	10/21/32	8,750	8,728,028
Ballyrock CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)
1.635%(c)	07/15/32	15,000	14,940,907
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1, 144A
—%(p)	10/15/33	20,000	20,000,000
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.572%(c)	04/20/31	4,942	4,925,010
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.672%(c)	10/18/26	125	124,742
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.632%(c)	10/20/32	9,200	9,175,878

A21

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-12A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.930%(c)	07/20/31	20,000	$ 19,999,654
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.505%(c)	10/15/29	15,000	14,929,195
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.452%(c)	10/20/31	7,000	6,932,522
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.548%(c)	04/15/33	19,000	18,827,204
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.455%(c)	01/15/31	13,500	13,347,288
Series 30A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.736%(c)	10/17/31^	13,000	13,000,000
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.070%(c)	10/15/31	10,000	9,876,506
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class A1, 144A, 3 Month LIBOR + 1.920% (Cap N/A, Floor 1.920%)
2.174%(c)	09/01/31	6,000	5,926,690
Regatta Funding LP (Cayman Islands),
Series 2013-02A, Class A1R2, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.525%(c)	01/15/29	7,800	7,765,019
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.512%(c)	07/20/30	12,000	11,964,413
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.562%(c)	10/20/28	9,250	9,216,474
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.492%(c)	10/20/30	13,250	13,129,098
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.573%(c)	07/17/26	11,245	11,229,738
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.513%(c)	01/17/30	11,402	11,290,394
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.452%(c)	10/18/31	13,719	13,583,461
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.455%(c)	01/25/31	9,000	8,923,076
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.645%(c)	07/15/29		13,256	$ 13,230,078
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
1.565%(c)	04/15/30		6,891	6,860,308
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.225%(c)	04/15/29		19,581	19,417,852
				322,180,336
Consumer Loans — 0.3%
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A
3.000%	12/20/27		7,300	7,214,369
Series 2019-02A, Class A, 144A
2.780%	04/20/28		3,600	3,639,459
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		2,400	2,441,920
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A
2.790%	09/14/32		2,500	2,506,802
Series 2020-02A, Class A, 144A
1.750%	09/14/35		4,900	4,935,726
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24		4,800	4,881,132
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24		5,400	5,494,477
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24		3,800	3,870,685
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		4,900	4,932,915
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.998%(c)	02/25/23		5,140	5,016,711
				44,934,196
Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		19,800	23,922,780
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A
—%(p)	11/15/28	GBP	4,585	5,916,255
				29,839,035

A22

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	6,400	$ 6,855,757
Home Equity Loans — 0.1%
CDC Mortgage Capital Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.900%)
1.498%(c)	08/25/33	1,325	1,326,450
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.123%(c)	03/25/34	497	492,977
Home Equity Asset Trust,
Series 2002-01, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 0.880%)
1.468%(c)	11/25/32	848	837,357
Series 2002-05, Class M1, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.200%)
1.848%(c)	05/25/33	1,680	1,680,039
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)
1.228%(c)	04/25/34	524	520,222
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)
0.868%(c)	07/25/34	126	124,226
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)
0.948%(c)	08/25/35	810	734,564
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.168%(c)	10/25/33	542	540,230
Series 2003-NC07, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.198%(c)	06/25/33	337	336,127
Series 2005-HE02, Class M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.400%)
0.748%(c)	01/25/35	708	704,801
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)
0.808%(c)	11/25/33	1,332	1,272,605
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-01, Class M4, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.610%)
1.063%(c)	04/25/35	1,989	1,985,673
			10,555,271
Other — 0.1%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.498%(c)	04/25/23	3,080	2,964,726
Sierra Timeshare Receivables Funding LLC,
Series 2020-02A, Class A, 144A
1.330%	07/20/37	6,370	6,371,911
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other (cont’d.)
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.948%(c)	06/25/24		7,660	$ 7,224,456
				16,561,093
Residential Mortgage-Backed Securities — 0.2%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
4.536%(cc)	03/25/44		671	672,539
Chase Funding Trust,
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)
0.808%(c)	11/25/32		387	382,341
CIT Mortgage Loan Trust,
Series 2007-01, Class 2A3, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.598%(c)	10/25/37		2,084	2,094,662
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58		429	430,366
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59		214	217,325
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		2,448	2,484,600
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		695	696,025
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54		1,171	1,181,711
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ02, Class M2, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.460%)
0.838%(c)	05/25/35		2,610	2,600,475
Popular ABS Mortgage Pass-Through Trust,
Series 2005-05, Class AF4
3.782%(cc)	11/25/35		1,283	1,303,261
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	11,954	13,174,532
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		1,786	1,851,046
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		293	306,573
				27,395,456
Student Loans — 0.4%
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.148%(c)	01/25/41		528	528,153
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		8,069	8,162,203

A23

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
—%(p)	08/25/43		6,933	$ 7,168,134
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		2,209	2,236,592
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		12,647	13,038,930
Series 2019-D, Class 1PT, 144A
2.592%(cc)	01/16/46		15,646	16,120,823
Series 2019-F, Class PT1, 144A
—%(p)	02/15/45		9,903	10,166,812
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		6,900	7,091,715
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		6,800	7,059,442
				71,572,804

Total Asset-Backed Securities (cost $589,638,401)				598,984,946
Bank Loans — 0.1%
Pharmaceuticals — 0.0%
Ceva Sante Animale SA (France),
Term Loan, 6 Month EURIBOR + 4.750% (Cap N/A, Floor 0.000%)
4.750%(c)	04/13/26	EUR	2,830	3,307,664
Retail — 0.1%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
9.000%(c)	04/20/26		1,414	1,364,459
EG Finco Ltd. (United Kingdom),
Facility B Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	2,896	3,215,825
Second Lien Term Loan, 3 Month EURIBOR + 7.750%
8.750%(c)	04/20/26^	EUR	914	1,023,186
Term B, 3 Month GBP LIBOR + 4.750%
4.811%(c)	02/07/25	GBP	1,306	1,593,121
				7,196,591

Total Bank Loans (cost $10,874,278)				10,504,255
Commercial Mortgage-Backed Securities — 2.4%
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		13,400	15,008,232
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53		6,800	7,472,581
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		17,000	17,961,375
Series 2017-C08, Class A3
3.305%	06/15/50		19,400	21,238,780
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	7,883	$ 8,682,031
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	6,000	6,407,249
Series 2014-UBS02, Class A5
3.961%	03/10/47	5,578	6,088,943
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,600	1,736,159
Series 2015-CR25, Class A3
3.505%	08/10/48	12,953	14,031,401
Series 2015-CR26, Class A3
3.359%	10/10/48	2,998	3,269,629
Series 2015-CR26, Class A4
3.630%	10/10/48	5,000	5,583,767
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	5,346,339
Series 2015-LC21, Class A3
3.445%	07/10/48	7,000	7,589,607
Series 2015-LC23, Class A3
3.521%	10/10/48	20,000	21,741,476
Series 2016-COR01, Class A3
2.826%	10/10/49	11,000	11,749,820
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	7,651	8,307,318
Series 2015-C03, Class A3
3.447%	08/15/48	7,000	7,561,730
DBJPM Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	10,900	11,696,174
Fannie Mae-Aces,
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	863	923,292
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class X1, IO
0.929%(cc)	10/25/22	11,710	157,741
Series K052, Class X1, IO
0.790%(cc)	11/25/25	105,513	3,087,928
Series K055, Class X1, IO
1.497%(cc)	03/25/26	31,818	2,045,388
Series K058, Class X1, IO
1.053%(cc)	08/25/26	201,288	9,665,582
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	8,300	8,850,914
Series 2015-GS01, Class A2
3.470%	11/10/48	20,000	21,882,618
Series 2017-GS06, Class A2
3.164%	05/10/50	15,500	17,141,287
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	12,582,544
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4
3.493%	08/15/47	3,782	3,990,138

A24

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-C25, Class A4A1
3.408%	11/15/47	4,217	$ 4,543,040
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	8,050	8,957,527
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4
3.338%	03/15/48	11,325	12,350,825
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	25,000	27,784,895
Series 2017-H01, Class XB, IO
0.886%(cc)	06/15/50	175,741	7,005,001
UBS Commercial Mortgage Trust,
Series 2017-C03, Class ASB
3.215%	08/15/50	15,001	16,405,097
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	1,364	1,451,008
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	5,316,390
Series 2015-NXS01, Class A4
2.874%	05/15/48	7,500	7,975,255
Series 2015-NXS04, Class A3
3.452%	12/15/48	16,700	18,429,146
Series 2016-C37, Class A4
3.525%	12/15/49	5,100	5,693,739
Series 2017-C39, Class ASB
3.212%	09/15/50	11,915	12,994,852

Total Commercial Mortgage-Backed Securities (cost $364,238,915)			390,706,818
Corporate Bonds — 6.7%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59	3,110	2,814,417
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50(a)	1,455	1,522,904
			4,337,321
Airlines — 0.1%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	1,032	1,012,228
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	550	549,794
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.400%	04/19/21(a)	4,890	4,887,004
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,325	2,534,733
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	1,484	$ 1,454,022
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	1,758	1,445,940
			11,883,721
Auto Manufacturers — 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
0.676%(c)	04/12/21	1,780	1,781,357
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21	2,230	2,265,847
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	140	130,517
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	7,585	7,587,931
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	790	843,415
6.250%	10/02/43	1,860	2,196,762
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21	4,470	4,532,105
Sr. Unsec’d. Notes
3.600%	06/21/30(a)	9,480	9,788,651
			29,126,585
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	1,040	990,600
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	1,410	1,510,745
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	3,000	2,901,495
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%
4.750%	09/15/26	530	539,413
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30(a)	3,205	3,372,590
			9,314,843
Banks — 1.9%
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	—(rr)	735	840,035

A25

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.386%(c)	04/12/23	1,600	$ 1,605,542
Sr. Unsec’d. Notes
3.125%	02/23/23	3,600	3,769,717
3.848%	04/12/23	2,600	2,775,431
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—(a)(rr)	1,700	1,922,658
Jr. Sub. Notes, Series JJ
5.125%(ff)	—(rr)	2,260	2,328,639
Jr. Sub. Notes, Series MM
4.300%(ff)	—(rr)	12,500	12,159,646
Jr. Sub. Notes, Series Z
6.500%(ff)	—(rr)	420	466,228
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	1,585	1,676,850
Sr. Unsec’d. Notes, MTN
4.083%(ff)	03/20/51	11,750	14,481,809
Sub. Notes
6.110%	01/29/37	3,080	4,340,840
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	13,350	13,319,202
4.610%(ff)	02/15/23	6,610	6,918,383
4.950%	01/10/47(a)	440	558,131
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28	4,930	4,923,553
2.219%(ff)	06/09/26	5,880	6,062,964
4.400%	08/14/28	935	1,096,088
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/23	500	520,456
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(ff)	—(rr)	2,500	2,562,852
Jr. Sub. Notes, Series D
5.350%(ff)	—(rr)	670	669,441
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%
4.375%(c)	—(rr)	6,796	6,630,305
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31(a)	12,860	13,464,511
3.887%(ff)	01/10/28	1,810	2,047,725
5.316%(ff)	03/26/41	8,000	10,911,367
8.125%	07/15/39	1,110	1,933,629
Sub. Notes
4.125%	07/25/28(a)	500	574,054
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22	2,595	2,760,052
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	10,030	10,223,901
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	5,460	$ 5,632,330
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25	600	664,197
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
1.539%(c)	02/04/21	4,100	4,095,959
Sr. Unsec’d. Notes
4.250%	02/04/21	3,775	3,808,797
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	3,640	3,684,490
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	3,300	3,611,502
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23	4,955	5,206,224
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%
4.165%(c)	—(rr)	3,765	3,654,003
Sr. Unsec’d. Notes
2.875%	02/25/21	1,151	1,160,180
3.500%	04/01/25	730	804,721
3.750%	02/25/26	660	742,460
3.800%	03/15/30	3,450	3,971,266
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
1.264%(c)	07/24/23	2,320	2,335,804
Sr. Unsec’d. Notes, Series FRN, 3 Month LIBOR + 1.770%
2.020%(c)	02/25/21	2,920	2,940,066
Sub. Notes
5.150%	05/22/45	2,552	3,329,217
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25	750	807,176
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—(rr)	1,345	1,342,123
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.738%(c)	—(rr)	807	774,002
Jr. Sub. Notes, Series Q
5.150%(ff)	—(rr)	3,500	3,502,701
Jr. Sub. Notes, Series U
6.125%(ff)	—(a)(rr)	750	783,418
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.051%(c)	—(rr)	3,505	3,460,800
Sr. Unsec’d. Notes
3.200%	01/25/23	1,420	1,509,292
3.509%(ff)	01/23/29(a)	885	996,220
3.964%(ff)	11/15/48	2,975	3,588,960
4.260%(ff)	02/22/48	3,550	4,424,727
4.493%(ff)	03/24/31	19,970	24,353,700
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%(ff)	11/07/23	1,000	1,037,702

A26

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	11,765	$ 12,559,563
5.597%(ff)	03/24/51	11,495	17,335,342
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38	610	721,408
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.073%(ff)	05/22/28(a)	6,415	6,766,166
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24(a)	11,000	11,817,966
U.S. Bancorp,
Jr. Sub. Notes, Series I
5.125%(ff)	—(a)(rr)	1,979	1,970,230
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31(a)	35,000	36,609,433
			311,546,154
Beverages — 0.1%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	3,590	4,398,539
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39	3,445	4,448,732
			8,847,271
Building Materials — 0.0%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21	15	15,267
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	900	923,093
4.750%	01/15/28(a)	1,725	1,791,890
			2,730,250
Chemicals — 0.0%
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	878	952,302
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24(a)	2,500	2,485,458
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes
5.875%	09/17/44	786	914,304
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24(a)	3,070	2,952,083
			7,304,147
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	4,490	$ 4,985,125
7.000%	10/15/37(a)	1,780	2,546,510
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	1,025	1,255,637
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	1,050	1,318,070
4.678%	07/01/2114	1,300	1,896,112
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60(a)	640	585,837
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	2,900	3,047,547
5.250%	01/15/30(a)	3,679	4,017,743
5.875%	09/15/26	550	579,564
			20,232,145
Computers — 0.1%
HP, Inc.,
Sr. Unsec’d. Notes
2.200%	06/17/25	10,745	11,257,343
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	05/15/21	1,980	2,010,702
American Express Co.,
Jr. Sub. Notes, Series C, 3 Month LIBOR + 3.285%
3.535%(c)	—(rr)	580	524,123
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	2,745	2,993,939
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28	1,070	1,067,693
6.000%	01/15/27	915	933,419
			7,529,876
Electric — 0.4%
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46	1,235	1,548,396
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.350%	05/15/50(a)	4,680	5,174,056
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	09/15/48	2,550	3,226,187
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/22	792	800,827

A27

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	470	$ 470,245
5.000%	02/01/31	710	723,520
5.125%	03/15/28	2,500	2,586,253
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50	1,910	2,034,184
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45	1,365	1,752,478
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%(ff)	09/24/73(a)	900	1,046,430
Entergy Louisiana LLC,
Sec’d. Notes
4.000%	03/15/33	2,260	2,824,405
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21	2,000	1,954,253
7.125%	02/11/25	1,025	943,947
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23	400	368,578
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	490	631,130
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	900	1,434,897
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30(a)	2,670	2,818,014
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	995	1,133,739
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	1,802	2,030,730
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	3,750	3,966,299
PECO Energy Co.,
First Mortgage
3.150%	10/15/25	3,500	3,882,959
3.700%	09/15/47	2,400	2,857,828
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	60	64,824
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	5,090	5,831,482
5.000%	03/15/44	2,610	3,275,003
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.100%	06/15/30(a)	7,200	8,029,787
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	6,165	$ 6,612,551
Southern Co. (The),
Jr. Sub. Notes, Series B
5.500%(ff)	03/15/57	342	348,840
			68,371,842
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25	965	1,050,522
7.250%	06/15/28	925	1,013,133
			2,063,655
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21	590	596,687
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21	525	538,416
			1,135,103
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	1,500	1,281,233
Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26	1,050	283,302
Sr. Sec’d. Notes, 144A
10.500%	04/24/26	123	88,560
			371,862
Foods — 0.1%
Campbell Soup Co.,
Sr. Unsec’d. Notes
2.375%	04/24/30(a)	5,220	5,433,454
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	1,230	1,268,588
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	810	899,334
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.625%	10/01/39	850	902,551
4.875%	10/01/49	5,100	5,365,144
			13,869,071

A28

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24		1,150	$ 1,218,971
5.750%	05/20/27(a)		1,361	1,504,443
5.875%	08/20/26		2,200	2,419,706
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		85	104,892
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48(a)		5,540	6,460,312
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	1,414,743
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30(a)		1,810	1,892,443
				15,015,510
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		225	317,699
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	4,460	5,175,088
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	600	784,668
2.250%	03/07/39	EUR	1,005	1,382,656
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	2,150	2,522,533
1.875%	10/01/49	EUR	1,430	1,692,660
				11,875,304
Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,318	1,555,958
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.500%	07/01/57		600	778,959
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29(a)		10,000	11,303,623
4.750%	05/01/23		1,000	1,090,686
5.125%	06/15/39(a)		2,000	2,403,322
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30(a)		5,185	5,309,140
3.200%	06/01/50(a)		1,390	1,436,795
Mayo Clinic,
Unsec’d. Notes
4.128%	11/15/52		1,630	2,113,346
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes
2.955%	01/01/50		4,415	$ 4,762,498
New York and Presbyterian Hospital (The),
Unsec’d. Notes
3.954%	08/01/2119		3,560	4,061,475
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47		9,675	11,339,391
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31		5,105	5,511,778
5.750%	01/30/40		1,126	1,523,533
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
4.625%	06/15/28		315	317,824
Sr. Unsec’d. Notes
6.750%	06/15/23(a)		2,425	2,553,318
8.125%	04/01/22		425	472,494
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	11/15/41		1,825	2,384,929
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	06/01/26		1,015	1,054,552
				59,973,621
Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		2,000	1,871,242
6.250%	09/15/27		865	873,008
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		2,440	2,465,814
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27(a)		1,620	1,790,385
6.625%	07/15/27		1,900	2,044,610
				9,045,059
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	2,000	2,401,462
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/23		7,518	7,861,579
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	01/15/55		1,125	1,283,323
6.250%	05/01/36(a)		3,700	5,128,738

A29

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46		950	$ 1,205,976
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		915	1,164,060
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		2,825	3,209,469
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	2,200	2,699,198
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		12,000	14,494,431
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		1,625	2,374,819
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50		1,660	1,979,394
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59		596	655,653
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,375	1,741,989
				35,937,050
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.625%	06/15/30		1,040	1,113,848
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)		768	767,994
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		1,500	1,638,221
				3,520,063
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30		880	931,613
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		2,575	3,053,178
6.384%	10/23/35		3,945	5,379,516
6.484%	10/23/45		4,485	6,000,839
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50		2,860	3,221,410
3.700%	04/15/24		1,250	1,379,646
3.750%	04/01/40		3,725	4,374,079
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
6.950%	08/15/37(a)	1,100	$ 1,727,655
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
3.375%	02/15/31	2,460	2,383,914
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26(a)	2,905	2,055,645
Discovery Communications LLC,
Gtd. Notes, 144A
4.000%	09/15/55	1,539	1,556,589
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	685	801,347
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22(a)	1,000	1,043,639
Gtd. Notes, 144A
5.375%	06/15/24	395	430,312
			34,339,382
Mining — 0.1%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	5,415	7,809,611
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75	2,025	2,027,648
			9,837,259
Miscellaneous Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	6,500	4,873,481
7.875%	04/15/27(a)	3,500	2,635,950
General Electric Co.,
Sr. Unsec’d. Notes
4.250%	05/01/40(a)	1,250	1,268,777
			8,778,208
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	5,750	5,825,096
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	1,238	1,285,166
			7,110,262
Oil & Gas — 0.5%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	4,000	3,845,858
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	800	612,961
10.000%	04/01/22	525	521,705

A30

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	—(a)(rr)		8,240	$ 8,587,764
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		3,495	4,262,016
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		3,985	3,452,825
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		1,355	1,322,778
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47(a)		815	900,084
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22(a)		715	709,524
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		1,560	1,575,709
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25(a)		4,395	4,815,423
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.800%	09/15/37		2,450	2,996,574
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27(a)		2,000	1,795,101
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		690	901,673
5.250%	11/15/43		690	905,145
6.000%	03/01/41		1,420	1,994,061
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		3,000	1,319,965
6.950%	07/01/24		3,500	3,394,006
7.500%	05/01/31		2,450	2,354,583
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		1,000	928,803
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30(a)		559	586,858
6.625%	01/16/34	GBP	1,280	1,808,244
7.375%	01/17/27		2,995	3,548,334
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	2,200	2,203,332
6.350%	02/12/48		1,902	1,424,594
6.500%	03/13/27(a)		650	606,113
6.500%	01/23/29		600	536,749
Gtd. Notes, 144A
6.840%	01/23/30		200	178,453
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
7.690%	01/23/50		2,077	$ 1,720,849
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	2,860	2,934,584
Range Resources Corp.,
Gtd. Notes
5.000%	03/15/23		1,925	1,828,991
Gtd. Notes, 144A
9.250%	02/01/26(a)		2,000	2,054,356
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38		1,403	1,793,198
6.800%	05/15/38		1,755	2,287,817
Total Capital International SA (France),
Gtd. Notes
3.127%	05/29/50(a)		4,185	4,325,151
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/25		439	348,595
				75,382,776
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28		6,297	6,762,244
4.000%	12/21/25(a)		413	461,612
				7,223,856
Packaging & Containers — 0.0%
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22		1,750	1,855,773
Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35		2,530	3,071,781
Sr. Unsec’d. Notes, 144A
3.450%	03/15/22		2,533	2,625,209
4.250%	11/21/49		10,000	11,816,206
4.550%	03/15/35		1,830	2,232,762
4.875%	02/15/21		2,122	2,133,006
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30(a)		500	491,506
6.250%	02/15/29(a)		1,715	1,765,320
7.000%	01/15/28(a)		840	890,774
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39(a)		1,375	1,737,973
5.000%	08/15/45		3,405	4,758,913
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27		4,808	5,395,197
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		6,500	7,155,046
4.300%	03/25/28		3,000	3,516,217

A31

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.050%	03/25/48	3,655	$ 4,649,872
5.125%	07/20/45	1,750	2,208,141
5.300%	12/05/43	430	547,298
Mylan NV,
Gtd. Notes
5.250%	06/15/46	4,545	5,664,496
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40(a)	2,035	2,111,414
Upjohn, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	3,905	4,218,183
4.000%	06/22/50(a)	2,710	2,879,021
			69,868,335
Pipelines — 0.3%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28(a)	3,815	4,038,733
5.000%	05/15/50	2,835	2,613,903
5.875%	01/15/24(a)	1,300	1,432,649
Jr. Sub. Notes, Series G
7.125%(ff)	—(rr)	2,990	2,359,142
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24	600	540,018
5.600%	04/01/44	350	225,776
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	1,000	1,269,499
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	1,593	1,712,128
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30	3,465	3,628,396
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45	685	812,909
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	290	312,234
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22(a)	1,035	1,073,856
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22(a)	2,874	2,986,453
6.850%	10/15/37	3,550	4,020,419
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	1,700	1,614,522
6.350%	01/15/31(a)	3,000	3,484,250
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25(a)	1,250	1,325,935
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43		2,950	$ 2,505,268
4.700%	06/15/44(a)		855	764,513
4.900%	02/15/45		3,000	2,737,637
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25(a)		1,000	1,009,111
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		395	320,421
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		1,920	2,127,914
4.900%	01/15/45		700	754,085
5.100%	09/15/45(a)		1,200	1,344,290
5.400%	03/04/44		3,260	3,677,590
				48,691,651
Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30(a)		2,735	2,928,058
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31(a)		15,045	15,219,579
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		410	454,511
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31(a)		2,640	2,798,920
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		4,150	4,215,218
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	4,225	5,192,541
3.692%	06/05/28	GBP	3,900	5,070,599
5.250%	08/01/26		285	292,737
Ventas Realty LP,
Gtd. Notes
3.125%	06/15/23		1,640	1,715,955
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28		7,870	8,207,497
				46,095,615
Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30(a)		4,010	4,725,544
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	2,200	2,573,341

A32

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23(a)	1,200	$ 1,252,768
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	4,435	4,490,612
			13,042,265
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.750%	04/15/29	16,175	18,793,587
Software — 0.0%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50	3,715	3,435,110
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	16	16,690
4.100%	02/06/37	29	37,624
			3,489,424
Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	6,170	6,492,308
3.800%	02/15/27	15	16,909
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	18,692	18,064,008
3.650%	09/15/59	1,533	1,493,977
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	2,000	2,366,488
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	8,540	9,213,740
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22	2,175	2,343,335
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	466	471,970
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26	2,700	2,819,372
Sr. Sec’d. Notes, 144A
2.550%	02/15/31(a)	14,700	15,192,460
3.000%	02/15/41	480	473,496
3.300%	02/15/51	580	572,726
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.522%	09/15/48	1,625	2,128,772
			61,649,561
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.0%
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50	3,555	$ 3,682,674
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23	1,785	1,795,094
			5,477,768
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.300%	04/01/21	3,865	3,910,286

Total Corporate Bonds (cost $1,028,039,125)			1,072,378,078
Municipal Bonds — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	555	658,263
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,330	2,268,262
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	4,685	6,476,497
Los Angeles Department of Water,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,850	2,530,337
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	414,008
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	850	1,194,514
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	360	431,334
			13,314,952
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	1,586,351
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	825,490
Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	11,855	12,363,461
New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,786,300

A33

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
North Carolina — 0.1%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-002, Class A3, 3 Month LIBOR + 0.800%
1.045%(c)	07/25/36	9,900	$ 9,745,758
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	265	484,571
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,035	1,592,854
Revenue Bonds, BABs, Series B
5.511%	12/01/45	1,815	2,764,227
			4,357,081
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	1,925	2,652,207

Total Municipal Bonds (cost $44,229,028)			48,774,434
Residential Mortgage-Backed Securities — 1.2%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.338%(c)	03/27/36	1,195	1,173,659
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	37	36,920
Series 2015-R09, Class 1A1, 144A
1.891%(cc)	12/26/46	4,288	4,223,409
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.748%(c)	04/25/28	1,782	1,764,163
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.598%(c)	04/25/29	682	681,221
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.798%(c)	06/25/30	2,380	2,384,892
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.548%(c)	06/25/30	620	628,452
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.448%(c)	08/26/30	695	695,811
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.348%(c)	08/26/30	550	554,070
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.148%(c)	08/26/30	650	650,774
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
BVRT Financing Trust,
Series 2019-01, Class F, 144A
2.306%	09/15/21^	21,152	$ 20,981,036
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.656%(c)	11/01/23	6,800	6,843,213
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.547%(c)	04/25/24	4,513	4,531,838
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.155%(c)	01/25/57	3,604	3,624,330
Series 2017-05, Class A3, 144A
4.000%(cc)	05/25/57	4,600	4,597,010
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	6,125	6,183,666
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	8,093	8,118,024
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.948%(c)	04/25/29	620	615,528
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32	575	63,307
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.248%(c)	06/25/50	485	494,570
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.148%(c)	06/25/50	1,965	1,969,921
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.148%(c)	08/25/50	3,710	3,832,874
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.898%(c)	08/25/50	1,915	1,938,096
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.748%(c)	07/25/50	5,180	5,205,938
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.402%(c)	09/25/50	750	755,459
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.302%(c)	09/25/50	535	536,432
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	09/25/48	2	2,121
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.798%(c)	01/25/49	53	52,677

A34

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Finsbury Square PLC (United Kingdom),
Series 2020-02A, Class A, 144A
—%(p)	06/16/70	GBP	2,100	$ 2,729,462
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59		10,970	11,158,014
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	10/26/36		1,551	1,522,287
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	10/26/36		1,600	1,513,950
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month LIBOR + 0.540% (Cap 10.500%, Floor 0.270%)
0.696%(c)	03/19/35		1,652	1,606,681
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.798%(c)	05/25/29		86	84,513
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month LIBOR + 0.410% (Cap 11.500%, Floor 0.410%)
0.558%(c)	05/25/36		253	231,317
Series 2006-02, Class 2M1, 1 Month LIBOR + 0.500% (Cap 11.500%, Floor 0.500%)
0.648%(c)	08/25/36		790	777,174
Legacy Mortgage Asset Trust,
Series 2020-SL01, Class A, 144A
2.734%	09/01/00		3,905	3,904,977
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.655%(c)	04/01/24		1,472	1,459,088
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.406%(c)	01/23/23		1,510	1,510,056
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.506%(c)	04/23/23		1,435	1,435,227
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.506%(c)	04/23/23		2,775	2,775,439
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.600%(c)	12/11/21^		26,820	26,820,000
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.907%(c)	09/23/21		10,560	10,560,000
Series 2020-08, Class A2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.157%(c)	09/23/21		6,170	6,170,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.548%(c)	07/25/29		23	$ 22,674
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.348%(c)	07/25/30		1,700	1,712,442
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.898%(c)	07/25/30		2,700	2,697,761
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.798%(c)	06/25/57		3,832	3,826,134
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.548%(c)	03/25/28		209	208,830
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
2.848%(c)	03/25/28		2,810	2,676,777
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.348%(c)	06/25/29		18	17,961
Series 2020-02, Class M1A, 144A
—%(p)	10/25/30		3,130	3,130,000
Series 2020-02, Class M1B, 144A
—%(p)	10/25/30		1,975	1,975,000
Series 2020-02, Class M1C, 144A
—%(p)	10/25/30		1,550	1,550,000
Residential Mortgage Securities PLC (United Kingdom),
Series 32A, Class A, 144A
—%(p)	06/20/70	GBP	5,600	7,257,075
Station Place Securitization Trust,
Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.651%(c)	05/20/21^		10,240	10,240,000
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.420% (Cap 10.500%, Floor 0.420%)
0.568%(c)	06/25/44		1,228	1,177,570

Total Residential Mortgage-Backed Securities (cost $192,422,043)				193,889,820
Sovereign Bonds — 0.9%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		7,435	3,091,419
0.125%(cc)	01/09/38		2,976	1,280,024
1.000%	07/09/29		447	203,403
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		1,735	1,759,847

A35

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,932	$ 4,046,900
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/37		800	1,124,446
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	2,020	2,309,171
4.750%	04/16/26	EUR	3,580	3,996,010
6.375%	04/11/31	EUR	2,010	2,186,276
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		1,960	1,769,151
Hellenic Republic Government Bond (Greece),
Bonds
3.650%(cc)	02/24/23	EUR	1,000	1,267,121
3.650%(cc)	02/24/24	EUR	1,000	1,306,052
3.650%(cc)	02/24/26	EUR	800	1,092,044
3.650%(cc)	02/24/31	EUR	2,960	4,360,461
3.650%(cc)	02/24/32	EUR	2,410	3,616,421
3.650%(cc)	02/24/35	EUR	1,795	2,790,634
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,135	1,898,175
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	1,280	1,523,247
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	6,820	9,326,354
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		2,200	2,294,015
2.125%	10/25/23		3,200	3,349,388
2.375%	02/13/25		3,000	3,216,386
2.625%	04/20/22		1,400	1,446,534
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		23,911	28,015,137
Province of Quebec (Canada),
Unsec’d. Notes, MTN
7.140%	02/27/26		3,230	4,279,562
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21		2,640	1,049,437
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		12,335	14,387,467
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	5,880	9,605,495
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		12,210	15,483,103
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	780	1,039,113
4.125%	03/11/39	EUR	1,576	2,098,726
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,600	$ 1,652,605
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/21		1,500	1,537,231
8.994%	02/01/24		675	706,074
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	2,395	2,299,742
7.750%	09/01/22		1,785	1,829,591
8.994%	02/01/24		1,000	1,046,036
9.750%	11/01/28		1,200	1,299,605

Total Sovereign Bonds (cost $135,100,249)				145,582,403
U.S. Government Agency Obligations — 2.1%
Fannie Mae Principal Strips, MTN
2.311%(s)	10/08/27		1,735	1,601,427
Federal Home Loan Mortgage Corp.
6.250%	07/15/32(k)		910	1,426,517
6.750%	09/15/29(k)		4,030	6,091,156
6.750%	03/15/31		2,800	4,368,490
Federal Home Loan Mortgage Corp., MTN
(3.586)%(s)	12/14/29		2,100	1,871,851
Federal National Mortgage Assoc.
2.000%	TBA		9,000	9,351,563
2.000%	TBA		211,000	217,599,888
3.000%	TBA		12,000	12,573,281
6.250%	05/15/29(k)		4,270	6,177,033
6.625%	11/15/30(k)		1,340	2,057,967
7.125%	01/15/30(k)		100	154,903
Government National Mortgage Assoc.
2.500%	TBA		43,000	45,067,695
3.000%	TBA		23,000	24,081,719
Tennessee Valley Authority Generic Strips, Bonds
2.769%(s)	09/15/30		2,480	2,095,501
2.897%(s)	03/15/33		461	369,912

Total U.S. Government Agency Obligations (cost $331,650,730)				334,888,903
U.S. Treasury Obligations — 6.0%
U.S. Treasury Bonds
1.250%	05/15/50(a)		12,175	11,537,715
2.875%	05/15/43(a)		22,570	29,467,956
3.000%	11/15/44(a)		39,215	52,401,044
3.000%	05/15/45(a)		14,380	19,253,472
3.000%	05/15/47		11,205	15,181,024
3.125%	02/15/43(a)		74,295	100,658,116
3.375%	05/15/44		30,525	43,078,406
3.625%	08/15/43(a)		36,025	52,523,324
3.625%	02/15/44(a)		54,450	79,556,555
3.750%	11/15/43(a)		28,740	42,692,372
U.S. Treasury Notes
0.125%	07/31/22		120	119,986
0.250%	06/30/25(a)		15,381	15,371,387
0.500%	03/31/25(a)		60,367	61,055,561
0.625%	03/31/27		16,180	16,388,570

A36

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
0.625%	08/15/30(a)	10,985	$ 10,921,493
1.250%	08/31/24(a)	85,460	88,911,783
1.500%	08/15/22(k)	1,000	1,025,664
1.500%	09/15/22(k)	1,600	1,642,875
2.125%	05/15/25(a)	5,000	5,428,906
2.250%	11/15/25	24,425	26,846,510
2.250%	11/15/27(a)	55,015	61,848,895
3.125%	11/15/28(a)	118,925	143,230,297
U.S. Treasury Principal Strips
1.333%(s)	02/15/49	2,295	1,491,660
2.118%(s)	02/15/45	5,750	4,022,979
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26(h)	5,000	4,876,953
1.020%(s)	05/15/33	1,195	1,048,052
1.279%(s)	11/15/41	21,500	15,962,070
1.408%(s)	08/15/40(k)	20,340	15,559,306
1.511%(s)	02/15/25(h)	15,000	14,802,539
1.559%(s)	02/15/26(h)	14,500	14,180,547
1.872%(s)	05/15/31(k)	1,600	1,452,438
2.089%(s)	11/15/35(k)	2,330	1,956,927
2.131%(s)	11/15/28(k)	1,620	1,532,735
2.161%(s)	05/15/29(k)	1,235	1,161,093

Total U.S. Treasury Obligations (cost $949,044,625)			957,189,210

Total Long-Term Investments (cost $12,439,622,036)			13,375,991,296

	Shares
Short-Term Investments — 24.8%
Affiliated Mutual Funds — 23.5%
PGIM Core Ultra Short Bond Fund(w)	2,768,784,342	2,768,784,342
PGIM Institutional Money Market Fund (cost $1,014,882,318; includes $1,014,607,069 of cash collateral for securities on loan)(b)(w)	1,014,969,254	1,014,766,261

Total Affiliated Mutual Funds (cost $3,783,666,660)		3,783,550,603

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 1.2%
U.S. Treasury Bills
0.050%	02/25/21	600	599,756
0.072%	02/25/21	177,600	177,527,717
0.100%	12/17/20	600	599,878
0.100%	12/17/20	7,000	6,998,578

Total U.S. Treasury Obligations (cost $185,745,802)			185,725,929

Value
Options Purchased*~ — 0.1%
(cost $16,751,620)	$ 21,323,433

Total Short-Term Investments (cost $3,986,164,082)	3,990,599,965

TOTAL INVESTMENTS—108.0% (cost $16,425,786,118)	17,366,591,261

Liabilities in excess of other assets(z) — (8.0)%	(1,290,121,791)

Net Assets — 100.0%	$ 16,076,469,470

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BUBOR	Budapest Interbank Offered Rate
CAC40	French Stock Market Index
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
COOIS	Colombia Overnight Interbank Reference Rate
DAX	German Stock Index
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IBEX	Spanish Stock Index
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps

A37

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SONIA	Sterling Overnight Index Average
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $72,085,391 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $989,569,525; cash collateral of $1,014,607,069 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of September 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	02/03/25	$3,310.00	105	11	$ 5,827,385
S&P 500 Index (FLEX)	Call	12/02/25	$3,150.00	50	5	3,355,944
S&P 500 Index (FLEX)	Call	02/03/26	$3,320.00	164	16	9,785,144
Total Exchange Traded (cost $16,710,119)						$18,968,473

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	7,266	$ 173,432
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	17,660	400,095
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	35,057	795,594
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	35,540	834,611
A38

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	7,064	$ 151,228
Total OTC Traded (cost $41,501)							$ 2,354,960
Total Options Purchased (cost $16,751,620)							$21,323,433
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,291	2 Year U.S. Treasury Notes	Dec. 2020	$285,260,571	$ 116,475
3,450	5 Year U.S. Treasury Notes	Dec. 2020	434,807,813	509,641
1,202	10 Year U.S. Treasury Notes	Dec. 2020	167,716,563	428,814
132	10 Year U.S. Ultra Treasury Notes	Dec. 2020	21,109,688	(17,901)
1,370	20 Year U.S. Treasury Bonds	Dec. 2020	241,505,313	(815,109)
119	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	26,395,688	(94,562)
903	CAC40 10 Euro	Oct. 2020	50,829,260	(2,831,426)
151	DAX Index	Dec. 2020	56,559,838	(1,928,553)
87	IBEX 35 Index	Oct. 2020	6,865,220	(314,135)
1,219	Mini MSCI EAFE Index	Dec. 2020	112,952,540	(1,936,585)
1,618	NASDAQ 100 E-Mini Index	Dec. 2020	369,138,610	8,000,146
1,964	Russell 2000 E-Mini Index	Dec. 2020	147,732,080	(2,712,506)
5,825	S&P 500 E-Mini Index	Dec. 2020	976,270,000	6,330,370
149	TOPIX Index	Dec. 2020	22,964,917	598,471
				5,333,140
Short Positions:
2,407	2 Year U.S. Treasury Notes	Dec. 2020	531,852,978	(205,397)
103	5 Year Euro-Bobl	Dec. 2020	16,323,447	10,773
305	10 Year Euro-Bund	Dec. 2020	62,407,872	(559,452)
2,188	10 Year U.S. Treasury Notes	Dec. 2020	305,294,375	(678,949)
395	20 Year U.S. Treasury Bonds	Dec. 2020	69,631,094	479,338
110	Euro Schatz Index	Dec. 2020	14,481,985	1,188
				(952,499)
				$ 4,380,641
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/20	Citibank, N.A.	GBP	20,586	$ 26,269,744	$ 26,563,329	$293,585	$ —
Euro,
Expiring 10/02/20	Barclays Bank PLC	EUR	552	646,372	646,905	533	—
Expiring 10/02/20	UBS AG	EUR	72,684	84,589,866	85,221,382	631,516	—
Expiring 10/02/20	UBS AG	EUR	274	323,953	321,377	—	(2,576)
				$111,829,935	$112,752,993	925,634	(2,576)

A39

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/20	Citibank, N.A.	GBP	20,586	$ 27,038,753	$ 26,563,329	$ 475,424	$ —
Expiring 11/03/20	Citibank, N.A.	GBP	20,586	26,273,594	26,567,767	—	(294,173)
Euro,
Expiring 10/02/20	Citibank, N.A.	EUR	73,509	86,842,092	86,189,664	652,428	—
Expiring 11/03/20	UBS AG	EUR	72,684	84,646,196	85,277,668	—	(631,472)
				$224,800,635	$224,598,428	1,127,852	(925,645)
						$2,053,486	$(928,221)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Russia	12/20/23	1.000%(Q)	18,000	0.889%	$ 68,873	$ (13,064)	$ 81,937	Barclays Bank PLC
Government of Malaysia	12/20/23	1.000%(Q)	6,000	0.309%	135,706	(4,355)	140,061	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	20,000	0.243%	495,624	(14,515)	510,139	Barclays Bank PLC
Republic of Brazil	12/20/23	1.000%(Q)	30,000	1.875%	(818,447)	(21,773)	(796,674)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	6,000	0.366%	124,605	(4,355)	128,960	Barclays Bank PLC
Republic of Colombia	12/20/23	1.000%(Q)	8,000	0.971%	9,555	(5,806)	15,361	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000%(Q)	8,000	0.688%	82,399	(5,806)	88,205	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	6,000	0.520%	94,584	(4,355)	98,939	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	6,000	0.455%	107,321	(4,355)	111,676	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	6,000	0.309%	135,797	(4,355)	140,152	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	18,000	2.596%	(886,550)	(13,064)	(873,486)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	30,000	5.183%	(3,666,694)	(21,773)	(3,644,921)	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	26,000	0.982%	21,905	(18,870)	40,775	Barclays Bank PLC
					$(4,095,322)	$(136,446)	$(3,958,876)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.30.V1	12/20/23	1.000%(Q)	188,000	$4,149,104	$(31,967)	$4,181,071	Barclays Bank PLC
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s) . Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

A40

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	2,550	$ (7,882)	$11,367	$(19,249)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	2,520	(7,789)	28,534	(36,323)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	845	(2,612)	10,640	(13,252)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(2,596)	9,778	(12,374)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(2,596)	3,539	(6,135)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	435	(1,345)	1,946	(3,291)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	335	3,182	1,992	1,190	Citibank, N.A.
				$(21,638)	$67,796	$(89,434)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	7,800	2.807%	$ (167,011)	$ 51,721	$ (218,732)	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	1,590	0.887%	5,323	(110,980)	116,303	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	3,800	1.117%	(15,232)	(635,545)	620,313	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)	2,500	1.216%	(21,591)	(457,015)	435,424	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	1,660	1.441%	(36,280)	(248,625)	212,345	Bank of America, N.A.
Hellenic Republic	06/20/26	1.000%(Q)	4,000	1.559%	(120,720)	(542,244)	421,524	Citibank, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	1,395	0.672%	17,359	5,045	12,314	Morgan Stanley & Co. International PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,125	5.232%	(226,054)	(83,863)	(142,191)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,100	5.232%	(223,395)	(99,551)	(123,844)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	705	5.232%	(74,997)	(34,248)	(40,749)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	5.232%	(74,465)	(33,390)	(41,075)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	5.232%	(74,465)	(27,756)	(46,709)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	355	5.232%	(37,764)	(13,996)	(23,768)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	335	5.666%	(57,513)	(26,685)	(30,828)	Citibank, N.A.
					$(1,106,805)	$(2,257,132)	$1,150,327

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%^	12/20/20	0.000%	30,133	*	$(2,787)	$(3,847)	$1,060	Citibank, N.A.
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A41

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	11,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$ (52)	$ 385,953	$ 386,005
BRL	44,323	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	36,018	36,018
BRL	13,051	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	106,451	106,451
BRL	14,797	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	125,716	125,716
BRL	11,949	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	30,131	30,131
CNH	33,240	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(359)	55,383	55,742
CNH	96,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	156,940	156,940
CNH	35,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(26)	66,334	66,360
CNH	50,000	10/11/24	2.880%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(111)	86,102	86,213
COP	7,750,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	128,834	128,834
COP	5,475,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	105,831	105,831
COP	3,831,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	74,812	74,812
EUR	10,215	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(140,389)	(554,866)	(414,477)
EUR	10,215	05/11/28	0.500%(A)	1 Day EONIA(2)(A)	893,495	925,815	32,320
GBP	2,931	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(193,705)	(193,705)
GBP	5,285	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(313,947)	(656,782)	(342,835)
HUF	196,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	927	927
HUF	3,067,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	23,490	23,490
HUF	864,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	58,196	58,196
JPY	4,894,880	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(6,274)	(6,274)
NZD	4,200	02/14/30	1.522%(S)	3 Month BBR(2)(Q)	—	279,338	279,338
	6,100	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(571,126)	(571,126)
ZAR	183,200	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(6,156)	(177,617)	(171,461)
ZAR	11,200	08/03/25	5.075%(Q)	3 Month JIBAR(1)(Q)	77	(6,790)	(6,867)
ZAR	54,400	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(2,378)	165,151	167,529
ZAR	73,000	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(21,783)	216,313	238,096
ZAR	39,200	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	1,046	136,187	135,141
ZAR	34,900	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(313)	151,614	151,927
ZAR	23,100	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(216)	106,498	106,714
ZAR	4,100	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(17)	33,715	33,732
ZAR	7,800	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(159)	88,901	89,060
ZAR	24,600	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(1,483)	35,246	36,729
ZAR	109,800	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(3,087)	79,741	82,828
ZAR	6,600	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(104)	3,022	3,126
					$ 404,038	$1,495,499	$1,091,461

A42

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020 (continued):
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	589	$951	$(1,222)	$2,173
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A43